UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 29, 2018

Item 1.	Report to Stockholders

THRIVENT MUTUAL FUNDS

JUNE 29, 2018

THRIVENT DIVERSIFIED INCOME PLUS FUND
THRIVENT MULTIDIMENSIONAL INCOME FUND

SEMIANNUAL REPORT

Dear Shareholder

Thrivent Asset Management, the investment adviser to Thrivent Mutual Funds, has been hiring additional talented investment professionals over the past several years. This is in part due to our significant growth in assets and sales—our sales have grown more than 30% each of the past two years and are off to a great start in 2018.

But the groundwork for our success was, in my opinion, laid roughly a decade ago. During the economic crisis of 2008-2009, when many other asset management firms either had stopped hiring, were letting people go, or were even shutting down entirely, we were adding some great talent that became available. We were able to do so because of the financial strength and stability of Thrivent.

I mention this because I am tremendously proud of the team of more than 100 investment professionals that we’ve assembled at Thrivent Asset Management. It also illustrates a point about how we manage money for you and, ultimately, about how we all think about money.

What I’ve learned from interviewing virtually every candidate we hire to join our investment division is that the stability of our organization is a clear point of attraction at Thrivent. Hedge funds often come and go, but at Thrivent we plan for the very long term. Even so, when I interview candidates I also get some great questions—these are smart folks, after all. One question I’m often asked is: How is working at Thrivent different from working at other asset management firms?

I try to be honest with people, so I tell them that a large portion of the time what we do in Thrivent’s investment operation isn’t all that different from what goes on at other asset management firms. We do bottom-up research to pick stocks we believe in for the long run. We do careful credit analysis to select bonds we think offer good value. And we work hard on asset allocation, relying both on the in-depth analysis of our quantitative researchers and our expertise in allocating across asset classes in our mixed-asset funds to seek superior returns.

But another portion of the time, working at Thrivent is very different from working at most other financial services firms, and I’d like to share an example:

I was at a meeting not long ago with some other members of Thrivent’s executive team, and we were discussing Thrivent’s mission to help people be wise with money. Specifically, we discussed what it means to have an “abundance mentality.” Approaching money from an attitude of abundance means being thankful for all that we have without being envious of others. It means thinking about how we can express our gratitude by being generous to others. And an abundance mindset also means knowing “What is your enough?”

Later the same day, I had the honor of addressing a sizable group of our investment professionals who had significantly outperformed their benchmarks the prior year. I figured I should offer some opening remarks, but wasn’t quite sure what to say, other than “thank you.” I had in my mind the discussion from earlier that day about an abundance mentality and decided I should say something about what such an attitude means for how we manage your money.

A perspective of abundance in asset management isn’t necessarily a simple thing to articulate. But it’s easy to say what an abundance mentality doesn’t mean. It doesn’t mean that when a fund gets a bit ahead of its benchmark, we stop seeking to outperform and try to ride our past performance. An abundance mentality doesn’t mean that we believe some level of risk-adjusted performance is “good enough.”

I can assure you that our team of investment professionals will always do our best to provide you with superior investment returns. Investment managers are a competitive bunch, and ours is no exception. And I don’t think that an abundance mentality is inconsistent with seeking the best possible investment results. Indeed, I believe an attitude of abundance actually contributes to our investment process.

A mindset of scarcity would say that investing is a zero-sum game and that we shouldn’t deviate too much from our benchmarks. Even if we like the investment potential of a company, we realize there are lots of smart people out there in the market, so we’d better not invest all that much. Such an attitude can lead to what the investment industry refers to as “closet indexing.” A manager will stick close to his or her index so as not to underperform by too much—all but guaranteeing that the manager will, in fact, underperform since an active manager must outperform a benchmark by an amount greater than the fees charged.

So when I spoke that evening to our investment team, I told them how I believed that the success we’ve had has been due in no small part to an abundance mentality. Our team of 22 equity analysts works hard to find companies we can believe in and invest in for the long term. Our 17 credit analysts scour companies’ financials and other information to try to find bonds that represent good value. While we, of course, have stringent risk controls, we’re not afraid to take significant positions in stocks or bonds that we identify as attractive. That’s because at Thrivent Asset Management, we don’t view investing from a scarcity mindset; we seek to outperform for you each and every day.

And I’m proud to say we’ve had some success in that regard. Earlier this year, Thomson Reuters Lipper named Thrivent Mutual Funds the “2018 Best Overall Small Fund Family” (out of 30 fund families with assets under $75.3 billion as of Nov. 30, 2017) for the third year in a row.

We feel blessed to come to work each day to manage the assets you’ve entrusted to us. We hope that as each of you moves along your own journey to be wise with money, you will view all you have as a blessing and share in a mindset of thankfulness, generosity and abundance.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Mutual Funds

Overall Group Award Methodology: Overall Group Awards are given to the best large and best small fund families separately. Small fund family groups need to have at least 3 distinct portfolios in each of the equity, bond and mixed-asset class groups to qualify for the Overall Group award. For the 2018 Thomson Reuters Lipper Fund Awards (based on three-year period ending 11/30/2017), a small fund family is defined as having assets of $75.3 billion or less. For the 2017 Thomson Reuters Lipper Fund Awards (based on three-year period ending 11/30/2016), a small fund family was defined as having assets of $63.5 billion or less. For the 2016 Award (based on three-year period ending 11/30/2015) it was defined as assets of $57.7 billion or less. Money Market assets are excluded. The Lipper Awards for Best Overall Small Fund Family are based on a review of 30 fund families for 2018, 32 fund families for 2017 and 27 fund families for 2016. The Overall Group award is given to the fund family with the lowest weighted average decile ranking of its respective asset class results based on the Consistent Return (Effective Return) value of the eligible funds per asset class. In cases of identical results, the lower average percentile rank will determine the winner. Sales charges are not taken into consideration. Some Thrivent Mutual Funds may have had fee waivers in effect. If they hadn’t been in effect performance would have been lower. See ThriventFunds.com or the Prospectus for current waiver information. Award for the U.S. Region only.

Class S shares for Thrivent Mutual Funds have no sales charges.

From Thomson Reuters Lipper Awards, ©2018 Thomson Reuters. All rights reserved. Used by permission and protected by the Copyright Laws of the United States. The printing, copying, redistribution, or retransmission of this Content without express written permission is prohibited.

All data represents past performance. Past performance does not guarantee future results. The investment return and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. See ThriventFunds.com for performance results current to the most recent month-end.

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus and summary prospectus contain more complete information on the investment objectives, risks, charges and expenses of the fund, and other information, which investors should read and consider carefully before investing. Prospectuses are available at ThriventFunds.com or by calling 800 847 4836.

Dear Shareholder:

The stock market experienced very modest growth through the first half of 2018, as trade and tariff concerns stoked market volatility. The S&P 500® edged up only 1.67% for the six-month period ending June 30.

In the fixed-income market, yields on 10-year U.S. Treasuries have continued to move up. After ending 2017 at 2.41%, the yield increased to 2.85% during the first six months of 2018.

Economic Review

The stock market and the economy got a boost from the new tax bill that was approved in December, which lowered the corporate tax rate from 35% to 21%. The lower tax rate has the potential to improve profit margins while incentivizing corporations to invest more in technology and capital equipment. But the law’s effects will be varied across industries and across companies depending on their legal and capital structures.

The Federal Reserve (Fed) approved a quarter-point hike in the fed funds rate in March and then again in June, raising it to a target of 1.75% to 2.00%. It was the seventh rate hike since December 2015. The Fed has indicated that there may be one or possibly two more rate hikes during 2018.

The Fed is also continuing to reduce its $4.5 trillion balance sheet by ending its policy of purchasing new Treasury bonds and mortgage-backed securities as their older bonds reach maturity.

Gross domestic product (GDP) growth, which is the broadest measure of economic output, has been fairly solid recently. After growing at an annualized rate of 2.9% in the fourth quarter of 2017, GDP grew 2.8% in the first quarter of 2018 (revised) versus 1.2% in the first quarter of 2017, according to the U.S. Department of Commerce.

A number of economic and market factors contributed to the solid GDP growth rate. Corporate earnings have improved, and employment growth has continued unabated, with 92 consecutive months of job growth. The unemployment rate has fallen to 3.8%, as of June 1—the lowest level since 2000. The oil market has also been strong, with prices up 22.7% since the start of 2018, reaching $74.15 per barrel for the benchmark West Texas Intermediate at the end of June.

Market Review

The S&P 500 was up just 1.67% over the first half of 2018, as trade and tariff concerns rattled the markets. it has been volatile through much of 2018. (The S&P 500 is a market-cap weighted index that represents the average performance of a group of 500 large-capitalization stocks.)

The Nasdaq, an electronic stock exchange with more than 3,300 company listings, has fared better than the S&P 500 in 2018. It was up 8.79% through the first six months, closing June at 7510.30.

Six of the 11 sectors of the S&P 500 posted gains through the first four months of 2018—energy, consumer discretionary, information technology, health care, real estate, and utilities—while the other five sectors were all in negative territory.

In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Australasia and the Far East, has trailed the performance of the U.S. market due to economic uncertainty in Europe and Asia. The index was down 4.49% through the first six months of 2018.

Our Outlook

Bond market valuation remains unattractive relative to inflation risks. The technical backdrop will now be a challenge without the big central banks buying bonds. The credit sectors of the bond market are also fully valued after a long stretch of strong performance.

We believe the current volatile stock market is a correction rather than the beginning of a bear market. Corporate earnings are solid and price-to-earnings multiples, although higher than average, are not excessive (and have actually declined in 2018). Further growth in the equities market is likely dependent on continuing earnings growth.

In the fixed-income market, high government, corporate and individual debt levels have become the new normal. Although not an imminent threat to the markets, if economic conditions weaken, leverage in the government and corporate areas could prove problematic. Mortgage debt is also rising, but unlike the 2007-2009 period, debt levels in this area seem very manageable.

The job market should remain solid, but wage growth remains a concern. Adding new jobs may become increasingly difficult as the market tightens, but businesses have indicated a desire to continue adding workers. The tight market could drive up wages as businesses compete for qualified workers.

With a strengthening economy, a strong job market and rising interest rates, we may see inflation pick up in the next few months; the industry consensus view for inflation is 2.3% for 2018.

Equities in the international developed markets have lost some luster, as earnings estimates have stagnated relative to strong U.S. earnings. An escalation in trade conflicts poses greater risks to most foreign developed markets due to their heavier reliance on export activity, leading to diminished financial prospects and waning investor sentiment.

We’ve seen no evidence of an impending recession, although economic indicators softened somewhat in the first half. Economic strength in the U.S. should continue if personal income and consumer spending remain solid, and if wages and corporate earnings continue to improve.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Mutual Funds.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Mutual Funds

THRIVENT DIVERSIFIED INCOME PLUS FUND

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, John T. Groton Jr., CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA, Portfolio Co-Managers

The Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to investments that do not perform as anticipated by the investment adviser. Bond prices may decline during periods of rising interest rates. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies, which may result in higher transaction costs and higher taxes.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA

Portfolio Co-Managers

The Fund seeks a high level of current income and, secondarily, growth of capital. The Fund’s investment objectives may be changed without shareholder approval.

The Fund allocates its assets across multiple income and growth producing asset classes and strategies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to investments that do not perform as anticipated by the investment adviser. It is also subject to volatility risk, or the risk that the value of the Fund’s shares may fluctuate significantly in the short term. Bond prices may decline during periods of rising interest rates. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, closed-end funds, BDCs, MLPs, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies, which may result in higher transaction costs and higher taxes.

Bond Quality Ratings Distributions

U.S. Gov't Guaranteed
2.6%
AAA
0.6%
AA
1.1%
A
2.0%
BAA
13.8%
BA
23.9%
B
20.8%
CAA
7.2%
CA
0.2%
C
0.0%
D
0.1%
Not Rated
7.9%
ETFs/Closed-End Funds
19.8%

Major Market Sectors

(% of Net Assets)

Financials	18.6%
Affiliated Fixed Income Holdings	9.7%
Communications Services	9.6%
Fixed Income Funds/ETFs	9.4%
Energy	7.1%
Consumer Non-Cyclical	6.0%
Basic Materials	5.8%
Consumer Cyclical	5.2%
Equity Funds/ETFs	5.0%
Technology	4.5%

Top 10 Holdings

(% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Sterigenics-Nordion Holdings, LLC, Term Loan	0.9%
BlackRock Enhanced Equity Dividend Trust	0.8%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	0.7%
Textron Financial Corporation	0.7%
Grinding Media, Inc.	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Credit Suisse Group AG	0.7%
Big River Steel, LLC	0.7%

These securities represent 17.0% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Ratings from S&P, when used, are converted into their equivalent Moody's ratings. If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 29, 2018.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2018	Ending Account Value 6/29/2018	Expenses Paid during Period 1/1/2018 - 6/29/2018*	Annualized Expense Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,008	$4.73	0.96%
Class S	$1,000	$1,010	$3.46	0.70%
Hypothetical**
Class A	$1,000	$1,020	$4.76	0.96%
Class S	$1,000	$1,021	$3.47	0.70%
Thrivent Multidimensional Income Fund
Actual
Class S	$1,000	$990	$5.64	1.15%
Hypothetical**
Class S	$1,000	$1,019	$5.73	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.3%)	Value	% of Net Assets
Basic Materials (0.7%)
	Other Securities^	$6,547,351	0.7%

	Total	6,547,351

Capital Goods (0.7%)
	Other Securities^	5,824,507	0.7%

	Total	5,824,507

Communications Services (3.6%)
	Radiate Holdco, LLC, Term Loan
$2,790,869	5.094%, (LIBOR 1M + 3.000%), 2/l/2024[a,b]	2,748,560	0.3%
	Sable International Finance, Ltd., Term Loan
3,055,000	5.344%, (LIBOR 1M + 3.250%), 2/6/2026[a,b]	3,052,892	0.3%
	Sinclair Television Group, Inc., Term Loan
2,335,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[a,b,c,d]	2,324,796	0.3%
	Sprint Communications, Inc., Term Loan
2,419,375	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[a,b]	2,406,262	0.3%
	Other Securities^	21,914,193	2.4%

	Total	32,446,703

Consumer Cyclical (2.1%)
	Scientific Games International, Inc., Term Loan
2,852,850	4.906%, (LIBOR 2M + 2.750%), 8/14/2024[a,b]	2,831,454	0.3%
	Stars Group Holdings BV, Term Loan
2,452,498	5.094%, (LIBOR 3M + 3.000%), 3/29/2025[a,b]	2,447,593	0.3%
	Other Securities^	13,797,217	1.5%

	Total	19,076,264

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
2,930,275	5.280%, (LIBOR 1M + 3.250%), 4/28/2022[a,b]	2,842,982	0.3%
	Valeant Pharmaceuticals International, Inc., Term Loan
2,225,000	4.982%, (LIBOR 1M + 3.000%), 5/28/2025[a,b]	2,215,967	0.3%
	Other Securities^	17,204,295	1.9%

	Total	22,263,244

Energy (0.6%)
	Other Securities^	5,630,363	0.6%

	Total	5,630,363

Financials (1.4%)
	Ineos US Finance, LLC, Term Loan
2,283,525	4.094%, (LIBOR 1M + 2.000%), 3/31/2024[a,b]	2,268,294	0.3%
	Other Securities^	10,745,548	1.1%

	Total	13,013,842

Technology (1.1%)
	First Data Corporation, Term Loan
2,805,000	4.091%, (LIBOR 1M + 2.000%), 4/26/2024[a,b]	2,786,459	0.3%
	Other Securities^	7,261,987	0.8%

	Total	10,048,446

Transportation (0.3%)
	Other Securities^	2,427,906	0.3%

	Total	2,427,906

Utilities (0.3%)
	Other Securities^	2,760,289	0.3%

	Total	2,760,289

	Total Bank Loans (cost $121,566,949)	120,038,915

Principal Amount	Long-Term Fixed Income (46.5%)
Asset-Backed Securities (4.9%)
	Business Jet Securities, LLC
2,500,000	4.447%, 6/15/2033, Ser. 2018-2, Class Ae,f	2,507,812	0.3%
	Pretium Mortgage Credit Partners, LLC
2,204,098	3.700%, 3/27/2033, Ser. 2018-NPL2, ClassAl[e,g]	2,197,146	0.3%
	Spirit Master Funding, LLC
2,586,675	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	2,591,770	0.3%
	Other Securities^	36,875,750	4.0%

	Total	44,172,478

Basic Materials (1.5%)
	Other Securities^	13,246,929	1.5%

	Total	13,246,929

Capital Goods (2.0%)
	Other Securities^	18,005,716	2.0%

	Total	18,005,716

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value	% of Net Assets
Collateralized Mortgage Obligations (8.3%)
	Federal National Mortgage Association
$7,728,014	2.500% - 3.500%, 2/25/2028 - 1/25/2033, Ser. 2012-150, Class YIh	$755,457	<0.1%
	Federal National Mortgage Association - REMIC
15,071,577	3.000% - 3.500%, 7/25/2027 - 9/25/2027, Ser. 2012-73, Class DIh	1,409,522	0.2%
	Other Securities^	72,672,423	8.1%

	Total	74,837,402

Commercial Mortgage-Backed Securities (0.2%)
	Other Securities^	2,109,973	0.2%

	Total	2,109,973

Communications Services (2.8%)
	Other Securities^	25,399,856	2.8%

	Total	25,399,856

Consumer Cyclical (2.8%)
	Other Securities^	25,358,941	2.8%

	Total	25,358,941

Consumer Non-Cyclical (2.7%)
	Other Securities^	24,065,971	2.7%

	Total	24,065,971

Energy (2.6%)
	Other Securities^	23,404,082	2.6%

	Total	23,404,082

Financials (6.9%)
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[f]	2,568,686	0.3%
	Other Securities^	60,072,572	6.6%

	Total	62,641,258

Mortgage-Backed Securities (8.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 7/1/2048[d]	7,539,914	0.8%
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,675,000	3.500%, 7/1/2033[d]	3,718,391	0.4%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,000,000	3.000%, 7/1/2048[d]	4,842,188	0.5%
17,000,000	3.500%, 7/1/2048[d]	16,914,879	1.9%
11,600,000	4.000%, 7/l/2048[d]	11,825,204	1.3%
23,000,000	4.500%, 7/1/2048[d]	23,947,402	2.7%
425,000	4.500%, 8/1/2047[d]	441,710	0.1%
	Radnor RE, Ltd.
2,300,000	4.791%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	2,304,470	0.3%
	Other Securities^	339,684	<0.1%

	Total	71,873,842

Technology (2.4%)
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	2,313,275	0.3%
	Other Securities^	19,505,417	2.1%

	Total	21,818,692

Transportation (0.3%)
	Other Securities^	3,274,391	0.3%

	Total	3,274,391

Utilities (1.1%)
	Other Securities^	9,851,941	1.1%

	Total	9,851,941

	Total Long-Term Fixed Income (cost $414,327,822)	420,061,472

Shares	Common Stock (29.7%)
Consumer Discretionary (4.5%)
5,035	Amazon.com, Inc.[i]	8,558,493	1.0%
1,467	Booking Holdings, Inc.[i]	2,973,741	0.3%
59,763	Carnival Corporation	3,425,018	0.4%
9,485	Netflix, Inc.[i]	3,712,714	0.4%
	Other Securities^	21,704,694	2.4%

	Total	40,374,660

Consumer Staples (1.1%)
	Other Securities^	10,059,139	1.1%

	Total	10,059,139

Energy (2.0%)
64,147	Halliburton Company	2,890,464	0.3%
19,260	Pioneer Natural Resources Company	3,644,762	0.4%
	Other Securities^	11,409,930	1.3%

	Total	17,945,156

Financials (4.1%)
206,145	Ares Capital Corporation	3,391,085	0.4%
59,240	E*TRADE Financial Corporation[i]	3,623,118	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Common Stock (29.7%)	Value	% of Net Assets
Financials (4.1%) - continued
194,300	Golub Capital BDC, Inc.	$3,555,690	0.4%
	Other Securities^	26,676,866	2.9%

	Total	37,246,759

Health Care (3.0%)
33,900	BioMarin Pharmaceutical, Inc.[i]	3,193,380	0.3%
28,957	Celgene Corporation[i]	2,299,765	0.3%
26,507	Medtronic pic	2,269,264	0.2%
18,429	UnitedHealth Group, Inc.	4,521,371	0.5%
	Other Securities^	15,062,980	1.7%

	Total	27,346,760

Industrials (3.0%)
44,941	CSX Corporation	2,866,337	0.3%
16,346	Honeywell International, Inc.	2,354,641	0.3%
	Other Securities^	21,704,984	2.4%

	Total	26,925,962

Information Technology (5.8%)
2,047	Alphabet, Inc., Class Ci	2,283,735	0.3%
23,723	Apple, Inc.	4,391,364	0.5%
112,725	Cisco Systems, Inc.	4,850,557	0.5%
17,080	Facebook, Inc.[i]	3,318,986	0.4%
36,030	Microsoft Corporation	3,552,918	0.4%
40,830	PayPal Holdings, Inc.[i]	3,399,914	0.4%
31,230	Visa, Inc.	4,136,413	0.5%
34,289	Xilinx, Inc.	2,237,700	0.2%
	Other Securities^	24,333,656	2.6%

	Total	52,505,243

Materials (1.4%)
	Other Securities^	12,569,984	1.4%

	Total	12,569,984

Real Estate (3.6%)
	Other Securities^	32,755,089	3.6%

	Total	32,755,089

Telecommunications Services (0.5%)
	Other Securities^	4,264,510	0.5%

	Total	4,264,510

Utilities (0.7%)
59,100	PG&E Corporation	2,515,296	0.3%
	Other Securities^	4,319,367	0.4%

	Total	6,834,663

	Total Common Stock (cost $234,613,519)	268,827,925

Shares	Registered Investment Companies (6.2%)
Affiliated Fixed Income Holdings (4.7%)
4,625,383	Thrivent Core Emerging Markets Debt Fund	42,368,510	4.7%

	Total	42,368,510

Equity Funds/Exchange Traded Funds (0.6%)
65,492	Materials Select Sector SPDR Fund	3,803,120	0.4%
	Other Securities^	1,289,921	0.2%

	Total	5,093,041

Fixed Income Funds/Exchange Traded Funds (0.9%)
140,000	Invesco Senior Loan ETF	3,206,000	0.3%
65,000	Vanguard Short-Term Corporate Bond ETF	5,076,500	0.6%

	Total	8,282,500

	Total Registered Investment Companies (cost $57,996,497)	55,744,051

Shares	Preferred Stock (1.5%)
Consumer Staples (0.2%)
	Other Securities^	2,151,524	0.2%

	Total	2,151,524

Energy (0.3%)
	Other Securities^	2,281,196	0.3%

	Total	2,281,196

Financials (0.9%)
20,947	Federal National Mortgage Association, 0.000%[i,j]	132,385	<0.1%
2,214	Wells Fargo & Company, Convertible, 7.500%[j]	2,788,444	0.3%
	Other Securities^	5,382,335	0.6%

	Total	8,303,164

Real Estate (0.1%)
	Other Securities^	927,355	0.1%

	Total	927,355

Utilities (<0.1%)
	Other Securities^	220,986	<0.1%

	Total	220,986

	Total Preferred Stock (cost $13,512,502)	13,884,225

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.9%)	Value	% of Net Assets
8,464,678	Thrivent Cash Management Trust	$8,464,678	0.9%

	Total Collateral Held for Securities Loaned (cost $8,464,678)	8,464,678

Shares or Principal Amount	Short-Term Investments (12.0%)
	Thrivent Core Short-Term Reserve Fund
10,635,699	2.290%	106,356,994	11.8%
	Other Securities^	1,895,174	0.2%

	Total Short-Term Investments (cost $108,251,999)	108,252,168

	Total Investments (cost $958,733,966) 110.1%	$995,273,434

	Other Assets and Liabilities, Net (10.1%)	(91,432,960)

	Total Net Assets 100.0%	$903,840,474

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2018, the value of these investments was $109,403,383 or 12.1% of total net assets.

f	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 29, 2018.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding paramount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Non-income producing security.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 29, 2018 was $40,399,791 or 4.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 29, 2018.

Security	Acquisition Date	Cost
Radnor RE, Ltd., 3/25/2028	3/13/2018	$2,300,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	2,599,218

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 29, 2018:

Securities Lending Transactions

Taxable Debt Security	$6,445,318
Common Stock	1,740,914

Total lending	$8,186,232
Gross amount payable upon return of collateral for securities loaned	$8,464,678

Net amounts due to counterparty	$278,446

Definitions:

ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,383,320
Gross unrealized depreciation	(19,632,557)

Net unrealized appreciation (depreciation)	$36,750,763
Cost for federal income tax purposes	$984,264,736

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2018, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,547,351	—	5,976,756	570,595
Capital Goods	5,824,507	—	5,313,370	511,137
Communications Services	32,446,703	—	32,446,703	—
Consumer Cyclical	19,076,264	—	19,076,264	—
Consumer Non-Cyclical	22,263,244	—	22,263,244	—
Energy	5,630,363	—	4,955,463	674,900
Financials	13,013,842	—	12,693,330	320,512
Technology	10,048,446	—	9,051,214	997,232
Transportation	2,427,906	—	2,165,854	262,052
Utilities	2,760,289	—	1,279,840	1,480,449
Long-Term Fixed Income
Asset-Backed Securities	44,172,478	—	40,089,666	4,082,812
Basic Materials	13,246,929	—	13,246,929	—
Capital Goods	18,005,716	—	18,005,716	—
Collateralized Mortgage Obligations	74,837,402	—	74,837,402	—
Commercial Mortgage-Backed Securities	2,109,973	—	2,109,973	—
Communications Services	25,399,856	—	25,399,856	—
Consumer Cyclical	25,358,941	—	25,358,941	—
Consumer Non-Cyclical	24,065,971	—	24,065,971	—
Energy	23,404,082	—	23,404,082	—
Financials	62,641,258	—	60,072,572	2,568,686
Mortgage-Backed Securities	71,873,842	—	71,873,842	—
Technology	21,818,692	—	21,818,692	—
Transportation	3,274,391	—	3,274,391	—
Utilities	9,851,941	—	9,851,941	—
Common Stock
Consumer Discretionary	40,374,660	30,862,382	9,512,278	—
Consumer Staples	10,059,139	3,871,160	6,187,979	—
Energy	17,945,156	14,045,605	3,899,551	—
Financials	37,246,759	27,014,428	10,232,331	—
Health Care	27,346,760	22,279,880	5,066,880	—
Industrials	26,925,962	15,708,183	11,217,779	—
Information Technology	52,505,243	45,849,992	6,655,251	—
Materials	12,569,984	3,686,727	8,883,257	—
Real Estate	32,755,089	31,723,251	1,031,838	—
Telecommunications Services	4,264,510	829,665	3,434,845	—
Utilities	6,834,663	4,534,020	2,300,643	—
Preferred Stock
Consumer Staples	2,151,524	2,151,524	—	—
Energy	2,281,196	2,281,196	—	—
Financials	8,303,164	6,062,439	2,240,725	—
Real Estate	927,355	927,355	—	—
Utilities	220,986	220,986	—	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	8,282,500	8,282,500	—	—
Equity Funds/Exchange Traded Funds	5,093,041	5,093,041	—	—
Short-Term Investments	1,895,174	—	1,895,174	—

Subtotal Investments in Securities	$838,083,252	$225,424,334	$601,190,543	$11,468,375

Other Investments*	Total
Affiliated Registered Investment Companies	42,368,510
Short-Term Investments	106,356,994
Collateral Held for Securities Loaned	8,464,678

Subtotal Other Investments	$157,190,182

Total Investments at Value	$995,273,434

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,190,270	1,190,270	—	—
Call Options Written	563	—	—	563

Total Asset Derivatives	$1,190,833	$1,190,270	$—	$563

Liability Derivatives
Futures Contracts	88,702	88,702	—	—

Total Liability Derivatives	$88,702	$88,702	$—	$—

There were no significant transfers between Levels during the period ended June 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of June 29, 2018. Investments and/or cash totaling $1,895,174 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	276	September 2018	$32,704,728	$467,022
CBOT 5-Yr. U.S. Treasury Note	107	September 2018	12,063,746	93,293
CBOT U.S. Long Bond	82	September 2018	11,631,329	258,671
CME E-mini S&P 500 Index	24	September 2018	3,327,572	(61,652)
CME Ultra Long Term U.S. Treasury Bond	1	September 2018	154,511	5,051

Total Futures Long Contracts			$59,881,886	$762,385

CBOT 2-Yr. U.S. Treasury Note	(78)	September 2018	($16,495,544)	($27,050)
CME E-mini S&P 500 Index	(135)	September 2018	(18,737,033)	366,233

Total Futures Short Contracts			($35,232,577)	$339,183

Total Futures Contracts			$24,649,309	$1,101,568

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table presents Diversified Income Plus Fund’s options contracts held as of June 29, 2018.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(5)	$96.84	July2018	(4,842,188)	($8,812)	$563
(Federal National Mortgage Association Conventional 30 Yr. Pass Through)

Total Options Written Contracts						($8,812)	$563

(*)

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty:

JPM	-	J.P. Morgan

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2018, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$366,233
Total Equity Contracts		366,233
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	824,037
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	563
Total Interest Rate Contracts		824,600

Total Asset Derivatives		$1,190,833

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	61,652
Total Equity Contracts		61,652
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	27,050
Total Interest Rate Contracts		27,050

Total Liability Derivatives		$88,702

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2018, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	15,664
Futures	Net realized gains/(losses) on Futures contracts	(1,428,738)
Total Interest Rate Contracts		(1,413,074)
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(668,607)
Total Equity Contracts		(668,607)

Total		($2,081,681)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2018, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	813,068
Total Equity Contracts		813,068
Interest Rate Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	563
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	870,880
Total Interest Rate Contracts		871,443

Total		$1,684,511

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 29, 2018.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$14,543,981
Futures - Short	(22,253,682)
Interest Rate Contracts
Futures - Long	47,513,634
Futures - Short	(20,921,088)
Written Options	(1,614,140)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Portfolio	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 6/29/2018	Value 6/29/2018	% of Net Assets 6/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$26,336	$18,722	$—	4,625	$42,369	4.7%

Total Affiliated Fixed Income Holdings	26,336				42,369	4.7

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.290%	99,147	187,770	180,560	10,636	106,357	11.8

Total Affiliated Short-Term Investments	99,147				106,357	11.8

Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	1,282	68,514	61,331	8,465	8,465	0.9

Total Collateral Held for Securities Loaned	1,282				8,465	0.9

Total Value	$126,765				$157,191

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 6/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$—	$(2,689)	$—	$781
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.290%	—	—	—	1,030

Total Income from Affiliated Investments				$1,811

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	—	—	41

Total Affiliated Income from Securities Loaned, Net				$41

Total	$—	$(2,689)	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)	Value	% of Net Assets
Basic Materials (1.1%)
	Contura Energy, Inc., Term Loan
$119,274	7.100%, (LIBOR 1M + 5.000%), 3/17/2024[a,b]	$119,274	0.6%
	Other Securities^	95,611	0.5%

	Total	214,885

Capital Goods (1.6%)
	Sterigenics-Nordion Holdings, LLC, Term Loan
177,750	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[a,b]	177,083	0.9%
	Other Securities^	136,307	0.7%

	Total	313,390

Communications Services (4.3%)
	Altice Financing SA, Term Loan
123,750	4.344%, (LIBOR 3M + 2.750%), 7/14/2025[a,b]	122,745	0.6%
89,100	5.098%, (LIBOR 3M + 2.750%), 7/15/2025[a,b]	87,600	0.5%
	CBS Radio, Inc., Term Loan
124,375	4.838%, (LIBOR 1M + 2.750%), 10/17/2023[a,b]	122,509	0.6%
	CSC Holdings, LLC, Term Loan
123,750	4.323%, (LIBOR 1M + 2.250%), 7/17/2025[a,b]	122,822	0.6%
	Other Securities^	367,344	2.0%

	Total	823,020

Consumer Cyclical (2.4%)
	Boyd Gaming Corporation, Term Loan
114,571	4.488% (LIBOR 1W + 2.500%), 9/15/2023[a,b]	114,729	0.6%
	Stars Group Holdings BV, Term Loan
123,105	5.094%, (LIBOR 3M + 3.000%), 3/29/2025[a,b]	122,859	0.7%
60,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[a,b,c,d]	60,000	0.3%
	Other Securities^	153,051	0.8%

	Total	450,639

Consumer Non-Cyclical (2.4%)
	Albertson’s, LLC, Term Loan
89,360	4.844%, (LIBOR 1M + 2.750%), 8/25/2021[a,b]	88,427	0.5%
	Revlon Consumer Products Corporation, Term Loan
99,431	5.594%, (LIBOR 1M + 3.500%), 9/7/2023[a,b]	76,562	0.4%
	Other Securities^	285,180	1.5%

	Total	450,169

Financials (1.7%)
	ASP AMC Merger Sub, Inc., Term Loan
113,095	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[a,b]	108,254	0.6%
	Other Securities^	211,847	1.1%

	Total	320,101

Technology (0.9%)
	Other Securities^	182,078	0.9%

	Total	182,078

Transportation (0.4%)
	Other Securities^	74,343	0.4%

	Total	74,343

Utilities (0.8%)
	Other Securities^	145,312	0.8%

	Total	145,312

	Total Bank Loans (cost $2,994,234)	2,973,937

Principal Amount	Long-Term Fixed Income (47.7%)
Asset-Backed Securities (1.0%)
	DRB Prime Student Loan Trust
119,805	2.890%, 6/25/2040, Ser. 2016-B, Class A2[e]	118,428	0.6%
	Other Securities^	72,762	0.4%

	Total	191,190

Basic Materials (4.7%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b],[e]	108,450	0.6%
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[e]	128,450	0.7%
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	115,937	0.6%
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[e]	125,000	0.6%
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[e]	130,313	0.7%
	OCI NV
125,000	6.625%, 4/15/2023[e]	126,963	0.7%
	Other Securities^	167,271	0.8%

	Total	902,384

Capital Goods (2.8%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[e]	121,719	0.7%
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	122,813	0.7%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value	% of Net Assets
Capital Goods (2.8%) - continued
	Textron Financial Corporation
$150,000	4.078%, (LIBOR3M + 1.735%), 2/15/2042[b,e]	$136,500	0.7%
	Other Securities^	152,714	0.7%

	Total	533,746

Collateralized Mortgage Obligations (4.3%)
	Countrywide Alternative Loan Trust
64,488	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	46,636	0.2%
93,106	2.558%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	89,358	0.5%
	Other Securities^	685,242	3.6%

	Total	821,236

Communications Services (5.3%)
	Meredith Corporation
125,000	6.875%, 2/1/2026[e]	123,281	0.7%
	Sprint Corporation
125,000	7.625%, 2/15/2025	128,125	0.7%
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	119,338	0.6%
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	127,344	0.7%
	Other Securities^	505,421	2.6%

	Total	1,003,509

Consumer Cyclical (2.2%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[e]	119,219	0.6%
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[e]	120,625	0.7%
	Wabash National Corporation
125,000	5.500%, 10/1/2025[e]	120,000	0.7%
	Other Securities^	55,148	0.2%

	Total	414,992

Consumer Non-Cyclical (3.0%)
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	117,812	0.6%
	JBS USA, LLC
125,000	5.875%, 7/15/2024[e]	119,375	0.6%
	Other Securities^	327,257	1.8%

	Total	564,444

Energy (3.4%)
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[e]	121,931	0.7%
	Continental Resources, Inc.
125,000	3.800%, 6/1/2024	121,893	0.7%
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[e]	121,250	0.6%
	Other Securities^	286,642	1.4%

	Total	651,716

Financials (15. 2%)
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[e]	83,000	0.5%
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,f]	104,500	0.6%
25,000	4.000%, 1/22/2025	24,669	0.1%
3,000	2.369%, 7/21/2021[b]	2,941	<0.1%
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,e,f]	104,375	0.6%
	Citigroup, Inc.
100,000	6.250%, 8/15/2026[b,f]	103,750	0.6%
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,e,f]	105,875	0.6%
	Credit Suisse Group AG
125,000	7.500%, 12/11/2023[b,e,f]	129,063	0.7%
	J.P. Morgan Chase & Company
5,000	2.972%, 1/15/2023	4,868	<0.1%
100,000	5.150%, 5/1/2023[b,f]	99,328	0.5%
50,000	4.625%, 11/1/2022[b,f]	45,875	0.3%
4,000	2.776%, 4/25/2023[b]	3,880	<0.1%
4,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,019	<0.1%
	J.P. Morgan Chase Capital XXIII
100,000	3.343%, (LIBOR 3M + 1.000%), 5/15/2047[b]	88,375	0.5%
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,e,f]	106,778	0.6%
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[e]	122,348	0.7%
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,e,f]	104,000	0.6%
	USB Realty Corporation
120,000	3.495%, (LIBOR 3M + 1.147%), 1/15/2022[b,e,f]	108,750	0.6%
	Other Securities^	1,558,916	7.7%

	Total	2,905,310

Mortgage-Backed Securities (2.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
275,000	4.000%, 7/1/2048[d]	280,339	1.4%
125,000	4.500%, 7/1/2048[d]	130,149	0.7%
75,000	3.500%, 7/1/2048[d]	74,624	0.4%

	Total	485,112

Technology (2.6%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[e]	125,609	0.7%
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[e]	122,500	0.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value	% of Net Assets
Technology (2.6%) – continued
	Other Securities^	$245,789	1.3%

	Total	493,898

Transportation (<0.1%)
	Other Securities^	3,973	<0.1%

	Total	3,973

Utilities (0.7%)
	Other Securities^	133,352	0.7%

	Total	133,352

	Total Long-Term Fixed Income (cost $9,279,395)	9,104,862

Shares	Registered Investment Companies (24.1%)
Affiliated Fixed Income Holdings (9 .7%)
203,184	Thrivent Core Emerging Markets Debt Fund	1,861,162	9.7%

	Total	1,861,162

Equity Funds/Exchange Traded Funds (5 .0%)
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	140,082	0.7%
15,751	BlackRock Enhanced Equity Dividend Trust	144,594	0.8%
12,379	BlackRock Resources & Commodities Strategy Trust	115,001	0.6%
4,365	Cohen & Steers Quality lncome Realty Fund, Inc.	52,467	0.3%
5,408	Cohen & Steers REIT & Preferred Income Fund, Inc.	105,023	0.6%
	Other Securities^	390,937	2.0%

	Total	948,104

Fixed Income Funds/Exchange Traded
Funds (9 .4%)
2,555	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	65,331	0.4%
4,500	Pimco Dynamic Credit And Mortgage Income Fund	106,065	0.6%
	Other Securities^	1,615,294	8.4%

	Total	1,786,690

	Total Registered Investment Companies (cost $4,822,838)	4,595,956

Shares	Common Stock (5.4%)
Consumer Discretionary (0.6%)
	Other Securities^	114,000	0.6%

	Total	114,000

Energy (2.8%)
	Other Securities^	538,631	2.8%

	Total	538,631

Financials (0.4%)
647	Bank of America Corporation	18,239	0.1%
	Other Securities^	63,859	0.3%

	Total	82,098

Health Care (0.2%)
	Other Securities^	26,464	0.2%

	Total	26,464

Industrials (<0.1%)
	Other Securities^	2,646	<0.1%

	Total	2,646

Information Technology (1.0%)
2,246	Micron Technology, Inc.[g]	117,780	0.6%
	Other Securities^	79,342	0.4%

	Total	197,122

Real Estate (0.4%)
	Other Securities^	64,692	0.4%

	Total	64,692

	Total Common Stock (cost $997,252)	1,025,653

Shares	Preferred Stock (3.3%)
Consumer Staples (0.6%)
4,000	CHS, Inc., 6.750%[b,f]	105,840	0.6%

	Total	105,840

Energy (0.9%)
	Other Securities^	165,375	0.9%

	Total	165,375

Financials (1.3%)
2,085	Federal National Mortgage Association, 0.000%[f,g]	13,177	<0.1%
	Other Securities^	245,099	1.3%

	Total	258,276

Real Estate (0.3%)
	Other Securities^	59,999	0.3%

	Total	59,999

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Preferred Stock (3.3%)	Value	% of Net Assets
Utilities (0.2%)
	Other Securities^	$37,882	0.2%

	Total	37,882

	Total Preferred Stock (cost $624,592)	627,372

Shares	Collateral Held for Securities Loaned (0.5%)
99,038	Thrivent Cash Management Trust	99,038	0.5%

	Total Collateral Held for Securities Loaned (cost $99,038)	99,038

Shares or Principal Amount	Short-Term Investments (6.2%)
108,155	Thrivent Core Short-Term Reserve Fund 2.290%	1,081,546	5.7%
	Other Securities^	99,723	0.5%
	Total Short-Term Investments (cost $1,181,260)	1,181,269

	Total Investments (cost $19,998,609) 102.8%	$19,608,087

	Other Assets and Liabilities, Net (2.8%)	(539,723)

	Total Net Assets 100.0%	$19,068,364

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2018, the value of these investments was $4,330,531 or 22.7% of total net assets.

f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of June 29, 2018:

Securities Lending Transactions

Taxable Debt Security	$96,544

Total lending	$96,544
Gross amount payable upon return of collateral for securities loaned	$99,038

Net amounts due to counterparty	$2,494

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$283,368
Gross unrealized depreciation	(671,262)

Net unrealized appreciation (depreciation)	$(387,894)
Cost for federal income tax purposes	$19,918,847

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2018, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	214,885	—	214,885	—
Capital Goods	313,390	—	313,390	—
Communications Services	823,020	—	823,020	—
Consumer Cyclical	450,639	—	450,639	—
Consumer Non-Cyclical	450,169	—	450,169	—
Financials	320,101	—	320,101	—
Technology	182,078	—	182,078	—
Transportation	74,343	—	74,343	—
Utilities	145,312	—	95,249	50,063
Long-Term Fixed Income
Asset-Backed Securities	191,190	—	191,190	—
Basic Materials	902,384	—	902,384	—
Capital Goods	533,746	—	533,746	—
Collateralized Mortgage Obligations	821,236	—	821,236	—
Communications Services	1,003,509	—	1,003,509	—
Consumer Cyclical	414,992	—	414,992	—
Consumer Non-Cyclical	564,444	—	564,444	—
Energy	651,716	—	651,716	—
Financials	2,905,310	—	2,816,301	89,009
Mortgage-Backed Securities	485,112	—	485,112	—
Technology	493,898	—	493,898	—
Transportation	3,973	—	3,973	—
Utilities	133,352	—	133,352	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	1,786,690	1,786,690	—	—
Equity Funds/Exchange Traded Funds	948,104	948,104	—	—
Common Stock
Consumer Discretionary	114,000	114,000	—	—
Energy	538,631	538,631	—	—
Financials	82,098	82,098	—	—
Health Care	26,464	26,464	—	—
Industrials	2,646	2,646	—	—
Information Technology	197,122	197,122	—	—
Real Estate	64,692	64,692	—	—
Preferred Stock
Consumer Staples	105,840	105,840	—	—
Energy	165,375	165,375	—	—
Financials	258,276	203,326	54,950	—
Real Estate	59,999	59,999	—	—
Utilities	37,882	37,882	—	—
Short-Term Investments	99,723	—	99,723	—

Subtotal Investments in Securities	$16,566,341	$4,332,869	$12,094,400	$139,072

Other Investments *	Total
Affiliated Registered Investment Companies	1,861,162
Short-Term Investments	1,081,546
Collateral Held for Securities Loaned	99,038

Subtotal Other Investments	$3,041,746

Total Investments at Value	$19,608,087

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,959	9,959

Total Asset Derivatives	$9,959	$9,959	$—	$—

Liability Derivatives
Futures Contracts	5,044	5,044

Total Liability Derivatives	$5,044	$5,044	$—	$—

There were no significant transfers between Levels during the period ended June 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Fund’s futures contracts held as of June 29, 2018. Investments and/or cash totaling $99,723 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	September 2018	$112,745	$872
CBOT U.S. Long Bond	2	September 2018	280,913	9,087

Total Futures Long Contracts			$393,658	$9,959

CBOT 10-Yr. U.S. Treasury Note	(4)	September 2018	($475,706)	($5,044)

Total Futures Short Contracts			($475,706)	($5,044)

Total Futures Contracts			($82,048)	$4,915

Reference Description:

CBOT	–	Chicago Board of Trade

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2018, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$9,959
Total Interest Rate Contracts		9,959

Total Asset Derivatives		$9,959

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,044
Total Interest Rate Contracts		5,044

Total Liability Derivatives		$5,044

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2018, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,580
Total Interest Rate Contracts		2,580

Total		$2,580

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 29, 2018

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2018, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,186
Total Interest Rate Contracts		1,186

Total		$1,186

The following table presents Multidimensional Income Fund’s average volume of derivative activity during the period ended June 29, 2018.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$403,983
Futures - Short	(557,954)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 6/29/2018	Value 6/29/2018	% of Net Assets 6/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$880	$1,216	$85	203	$1,861	9.7%

Total Affiliated Fixed Income Holdings	880				1,861	9.7

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.290%	2,025	7,515	8,458	108	1,082	5.7

Total Affiliated Short-Term Investments	2,025				1,082	5.7

Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	—	681	582	99	99	0.5

Total Collateral Held for Securities Loaned	—				99	0.5

Total Value	$2,905				$3,042

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018-6/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$(6)	$(144)	$—	$40
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.290%	—	—	—	18

Total Income from Affiliated Investments				$58

Total	$(6)	$(144)	$—

*	Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

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THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2018 (unaudited)	Diversified Income Plus Fund	Multidimensional Income Fund
Assets
Investments at cost	$958,733,966	$19,998,609
Investments in unaffiliated securities at value (#)	838,083,252	16,566,341
Investments in affiliated securities at value	157,190,182	3,041,746
Cash	51,182 (a)	8,010
Dividends and interest receivable	4,401,538	124,937
Prepaid expenses	26,462	16,675
Receivable for:
Investments sold	1,159,718	274,662
Investments sold on a delayed delivery basis	2,237,794	—
Fund shares sold	926,523	26,267
Expense reimbursements	—	7,672
Variation margin on open future contracts	7,520	63
Total Assets	1,004,084,171	20,066,373
Liabilities
Distributions payable	185,576	4,252
Accrued expenses	67,871	19,394
Payable for:
Investments purchased	2,235,274	153,468
Investments purchased on a delayed delivery basis	88,135,536	705,777
Return of collateral for securities loaned	8,464,678	99,038
Fund shares redeemed	436,416	—
Variation margin on open future contracts	16,746	23
Investment advisory fees	396,101	8,510
Administrative fees	19,517	6,127
Distribution fees	122,067	—
Transfer agent fees	49,615	736
Trustee fees	638	167
Trustee deferred compensation	78,238	279
Open options written, at value	8,813	—
Commitments and contingent liabilities^	—	—
Mortgage dollar roll deferred revenue	26,611	238
Total Liabilities	100,243,697	998,009
Net Assets
Capital stock (beneficial interest)	863,913,284	19,363,215
Accumulated undistributed net investment income/(loss)	(16,567)	(26,441)
Accumulated undistributed net realized gain/(loss)	2,305,116	117,197
Net unrealized appreciation/(depreciation) on:
Investments	39,219,648	(247,128)
Affiliated investments	(2,680,180)	(143,394)
Written option contracts	563	—
Futures contracts	1,101,568	4,915
Foreign currency transactions	(2,958)	—
Total Net Assets	$903,840,474	$19,068,364
Class A Share Capital	$611,010,569	$—
Shares of beneficial interest outstanding (Class A)	83,089,872	—
Net asset value per share	$7.35	$—
Maximum public offering price	$7.70	$—
Class S Share Capital	$292,829,905	$19,068,364
Shares of beneficial interest outstanding (Class S)	40,195,219	1,938,511
Net asset value per share	$7.29	$9.84
(#) Includes securities on loan of	8,186,232	96,544

(a)	Includes foreign currency holdings of $75,888 (cost $75,991).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 29, 2018 (unaudited)	Diversified Income Plus Fund	Multidimensional Income Fund
Investment Income
Dividends	$4,376,006	$55,863
Taxable interest	11,304,175	316,479
Income from mortgage dollar rolls	506,873	9,477
Affiliated income from securities loaned, net	41,137	472
Income from affiliated investments	1,810,556	57,725
Non cash income	—	63,666
Foreign tax withholding	(186,159)	(648)
Total Investment Income	17,852,588	503,034
Expenses
Adviser fees	2,405,168	54,066
Administrative service fees	118,088	36,868
Amortization of offering costs	—	4,483
Audit and legal fees	25,752	18,734
Custody fees	34,123	9,936
Distribution expenses Class A	758,074	—
Insurance expenses	3,484	2,017
Printing and postage expenses Class A	48,784	—
Printing and postage expenses Class S	22,630	1,983
SEC and state registration expenses	45,334	13,560
Transfer agent fees Class A	230,156	—
Transfer agent fees Class S	88,623	4,147
Trustees’ fees	14,720	3,377
Other expenses	38,085	12,297
Total Expenses Before Reimbursement	3,833,021	161,468
Less:
Reimbursement from adviser	—	(48,421)
Total Net Expenses	3,833,021	113,047
Net Investment lncome/(Loss)	14,019,567	389,987
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	11,017,606	118,798
Affiliated investments	—	(5,506)
In-kind contributions	(435,711)	—
Written option contracts	15,664	—
Futures contracts	(2,097,345)	2,580
Foreign currency transactions	(12,441)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(14,190,271)	(582,658)
Affiliated investments	(2,689,219)	(144,227)
Written option contracts	563	—
Futures contracts	1,683,948	1,186
Foreign currency transactions	(8,071)	—
Net Realized and Unrealized Gains/(Losses)	(6,715,277)	(609,827)
Net lncrease/(Decrease) in Net Assets Resulting From Operations	$7,304,290	$(219,840)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Diversified Income Plus Fund		Multidimensional Income Fund
For the periods ended	6/29/2018 (unaudited)	12/31/2017	6/29/2018 (unaudited)	12/31/2017(a)
Operations
Net investment income/(loss)	$14,019,567	$23,820,524	$389,987	$571,563
Net realized gains/(losses)	8,487,773	8,431,221	115,872	60,892
Change in net unrealized appreciation/(depreciation)	(15,203,050)	37,833,821	(725,699)	340,092
Net Change in Net Assets Resulting From Operations	7,304,290	70,085,566	(219,840)	972,547
Distributions to Shareholders
From net investment income Class A	(9,636,761)	(17,695,649)	—	—
From net investment income Class S	(4,738,278)	(6,695,375)	(411,392)	(599,693)

Total From Net Investment Income	(14,375,039)	(24,391,024)	(411,392)	(599,693)

From net realized gains Class S	—	—	—	(57,072)

Total From Net Realized Gains	—	—	—	(57,072)

From return of capital Class S	—	—	—	(13,743)

Total From Return of Capital	—	—	—	(13,743)

Total Distributions to Shareholders	(14,375,039)	(24,391,024)	(411,392)	(670,508)
Capital Stock Transactions
Class A
Sold	28,738,636	55,568,612	—	—
Distributions reinvested	8,732,095	15,954,720	—	—
Redeemed	(38,954,689)	(80,071,248)	—	—

Total Class A Capital Stock Transactions	(1,483,958)	(8,547,916)	—	—

Class S
Sold	73,834,676	127,835,273	3,131,369	29,191,725
Distributions reinvested	4,568,594	6,450,296	390,018	652,883
Redeemed	(34,770,900)	(52,116,056)	(4,329,345)	(9,639,093)

Total Class S Capital Stock Transactions	43,632,370	82,169,513	(807,958)	20,205,515

Capital Stock Transactions	42,148,412	73,621,597	(807,958)	20,205,515
Net lncrease/(Decrease) in Net Assets	35,077,663	119,316,139	(1,439,190)	20,507,554
Net Assets, Beginning of Period	868,762,811	749,446,672	20,507,554	—
Net Assets, End of Period	$903,840,474	$868,762,811	$19,068,364	$20,507,554
Accumulated Undistributed Net Investment lncome/(Loss)	$(16,567)	$338,905	$(26,441)	$(5,036)
Capital Stock Share Transactions
Class A shares
Sold	3,881,895	7,679,951	—	—
Distributions reinvested	1,185,834	2,198,450	—	—
Redeemed	(5,271,664)	(11,055,314)	—	—

Total Class A shares	(203,935)	(1,176,913)	—	—

Class S shares
Sold	10,076,100	17,805,765	314,042	2,909,214
Distributions reinvested	625,968	895,407	39,226	64,507
Redeemed	(4,745,386)	(7,258,483)	(434,741)	(953,737)

Total Class S shares	5,956,682	11,442,689	(81,473)	2,019,984

(a)	For the period from February 28, 2017 (inception) through December 31, 2017

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 24 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, nine equity Funds, seven fixed-income Funds, and one money market Fund.

This shareholder report includes Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund, two of the Trust’s 24 Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946—Financial Services—Investment Companies.

(A) Share Classes — The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee. For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%. Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent High Income Municipal Bond Fund, Thrivent Low Volatility Equity Fund, Thrivent Multidimensional Income Fund and Thrivent Small Cap Growth Fund offer only Class S Shares; each of the other 20 Funds of the Trust offer Class A and Class S shares.

(B) Other — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes — No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, the position would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 29, 2018, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2014 through 2017. Additionally, as of June 29, 2018, the tax year ended December 31, 2013 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

As of June 29, 2018, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

(E) Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.

For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders — Net investment income is distributed to each shareholder as a dividend. Dividends from Diversified Income Plus Fund and Multidimensional Income Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

(G) Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the six months ended June 29, 2018, Diversified Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the six months ended June 29, 2018, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

During the six months ended June 29, 2018, Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and in these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Diversified Income Plus
Futures Contracts	7,520	—	7,520	7,520	—	—	—
Multidimensional Income
Futures Contracts	63	—	63	23	—	—	40	(*)

*	Net futures amount represents the net amount receivable from the counterparty in the event of a default.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Diversified Income Plus
Futures Contracts	16,746	—	16,746	7,520	—	9,226	—
Options Written	8,813	—	8,813	8,813	—	—	—
Securities Lending	8,464,678	—	8,464,678	8,186,232	—	—	278,446^
Multidimensional Income
Futures Contracts	23	—	23	23	—	—	—
Securities Lending	99,038	—	99,038	96,544	—	—	2,494^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian—depending on market movements—on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

(I) Securities Lending — The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”). The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% for U.S. securities and 105% for non-U.S. securities of the market value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of June 29, 2018, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$8,186,232
Multidimensional Income	96,544

(J) When-Issued and Delayed Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements — Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 29, 2018, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities — Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 29, 2018, none of the Funds engaged in these types of transactions.

(N) Stripped Securities — Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk — The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments — Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments. During the six months ended June 29, 2018, none of the Funds engaged in these types of investments.

(R) Litigation — Awards from class action litigation are recorded as realized gains on the payment date.

(S) Leveraged Loans (also known as bank loans) — Certain Funds may invest in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade. A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks. Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments. Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered Rate (“LIBOR”), plus a premium. Income is recorded daily on bank loan securities. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan. This commitment fee is accrued as income over the term of the bank loan. A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan. Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.

(T) Amortization of Offering Costs — The offering costs referenced in the Statement of Operations for Multidimensional Income Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(U) Line of Credit

On January 3, 2018, each Fund along with other portfolios managed by the investment adviser or an affiliate, agreed to participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Interest is charged to each participating fund based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%. Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing. Each participating fund paid commitment fees during the six months ended June 29, 2018 in proportion to their respective net assets.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

(V) Recent Accounting Pronouncements —

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time management is evaluating the implications of this guidance and the impact it will have to financial statements and footnote disclosures.

(W) In-kind Contributions — During March 2018, Diversified Income Plus Fund contributed securities in-kind to Thrivent Core Emerging Markets Debt Fund in the amount of $15,019,338. As a result of the in-kind contribution, Thrivent Core Emerging Markets Debt Fund issued 1,577,662 shares at a $9.52/share net asset value. For financial reporting purposes, the contributing fund/portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on these in-kind contributions are recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the contributing fund/portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:

Contributing Fund	Shares Issued	In-kind Amount	Realized Gain/(Loss)
Diversified Income Plus Fund	1,577,662	$15,019,338	$(435,711)

(X) Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees — The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%
Multidimensional Income	0.550%	0.550%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%

(B) Expense Reimbursements — For the period ended June 29, 2018, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Class S	Expiration Date
Multidimensional Income	N/A	1.15%	2/28/2019

Expense reimbursements are accrued daily and paid by Thrivent Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years.

Subject to certain limitations, each Fund may invest cash in other Funds in the Trust, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the income plus and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.

(C) Distribution Plan — Thrivent Distributors, LLC is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee. For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.

(D) Sales Charges and Other Fees — For the six months ended June 29, 2018, Thrivent Investment Management Inc. and Thrivent Distributors, LLC received $44,864 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee on a per-fund basis plus percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended June 29, 2018, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $154,955 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency, sub transfer agency, and dividend payment services necessary to the Funds on a per-account basis. These fees are accrued daily and paid monthly. For the six months ended June 29, 2018, Thrivent Investor Services received $327,161 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $17,894 in fees from the Funds covered in this shareholder report for the six months ended June 29, 2018. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors, LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(E) Indirect Expenses — Some Funds invest in other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these funds. This contractual provision may be terminated upon the mutual agreement between the independent Trustees of the Trust and the Adviser.

(F) Interfund Lending — The Funds may participate in an interfund lending program (the “Program”) pursuant to an exemptive order issued by the SEC. The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund. Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program. Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan. For the period ended June 29, 2018, none of the Funds borrowed cash through the Program.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 29, 2018, the tax-basis balance has not yet been determined.

At December 31, 2017, the following accumulated net realized capital loss carryovers expiring were as follows:

Fund	Capital Loss Carryover	Expiration
Diversified Income Plus	$5,816,184	Unlimited

To the extent that this Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities — For the six months ended June 29, 2018, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Diversified Income Plus	$230,536	$191,693

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 29, 2018

(unaudited)

	In thousands
Fund	Purchases	Sales
Multidimensional Income	5,486	5,603

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Diversified Income Plus	$378,114	$363,826
Multidimensional Income	6,439	7,211

(B) Investments in Restricted Securities — Certain Funds may own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 29, 2018, the following Fund held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Diversified Income Plus	29	4.47%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities — The Funds may invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, a Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to the other Fund, certain other series of Thrivent Mutual Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of June 29, 2018, related parties held shares in excess of 5% of the Funds covered in this shareholder report as follows:

Fund	Shares	Percent of Fund’s Outstanding Shares
Multidimensional Income	934,331	48.2%

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment lncome/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/29/2018 (unaudited)	$7.41	$0.11	$(0.05)	$0.06	$(0.12)	$—
Year Ended 12/31/2017	7.00	0.21	0.41	0.62	(0.21)	—
Year Ended 12/31/2016	6.79	0.22	0.23	0.45	(0.24)	—
Year Ended 12/31/2015	7.10	0.23	(0.27)	(0.04)	(0.24)	(0.03)
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)
Class S Shares
Period Ended 6/29/2018 (unaudited)	7.34	0.12	(0.04)	0.08	(0.13)	—
Year Ended 12/31/2017	6.94	0.23	0.40	0.63	(0.23)	—
Year Ended 12/31/2016	6.74	0.24	0.22	0.46	(0.26)	—
Year Ended 12/31/2015	7.04	0.25	(0.26)	(0.01)	(0.26)	(0.03)
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)

MULTIDIMENSIONAL INCOME FUND
Class S Shares
Period Ended 6/29/2018 (unaudited)	10.15	0.20	(0.30)	(0.10)	(0.21)	—
Year Ended 12/31/2017(c)	10.00	0.29	0.20	0.49	(0.30)	(0.03)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)	Since fund inception, February 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	RATIOS/SUPPLEMENTAL DATA
					Ratio to Average Net Assets **		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly **
Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$(0.12)	$7.35	0.76%	$611.0	0.96%	3.12%	0.96%	3.12%	66%
—	(0.21)	7.41	8.98%	617.3	0.97%	2.86%	0.97%	2.86%	133%
—	(0.24)	7.00	6.70%	591.3	0.97%	3.23%	0.97%	3.23%	91%
—	(0.27)	6.79	(0.62)%	585.5	0.98%	3.28%	0.98%	3.28%	108%
—	(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
—	(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%

	(0.13)	7.29	1.04%	292.8	0.70%	3.40%	0.70%	3.40%	66%
—	(0.23)	7.34	9.20%	251.4	0.70%	3.13%	0.70%	3.13%	133%
—	(0.26)	6.94	6.91%	158.2	0.70%	3.51%	0.70%	3.51%	91%
—	(0.29)	6.74	(0.19)%	108.3	0.69%	3.56%	0.69%	3.56%	108%
—	(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%
—	(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%

—	(0.21)	9.84	(1.01)%	19.1	1.15%	3.97%	1.64%	3.47%	63%
(0.01)	(0.34)	10.15	4.92%	20.5	1.15%	3.38%	1.57%	2.96%	180%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at ThriventFunds.com by clicking on the tab for each Fund and navigating to “Related Documents” under Fund Details - Holdings or on sec.gov where it is filed on form N-PX.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is available at ThriventFunds.com or sec.gov where it is filed on form N-Q. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a Fund’s principal holdings. A complete listing of holdings for a Fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available at ThriventFunds.com or sec.gov where it is part of form N-CSRS.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and Class S Shares Prospectus,

each dated February 28, 2018

with respect to

Thrivent Growth and Income Plus Fund

Shareholders of Thrivent Growth and Income Plus Fund (the “Target Fund”) recently approved the merger of the Target Fund into Thrivent Moderately Aggressive Allocation Fund (the “Acquiring Fund”). The merger will occur on or about June 28, 2018. In connection with the merger, each investment in the Target Fund will automatically be transferred into the Acquiring Fund and the Target Fund will dissolve. Following the closing of the merger, all references to the Target Fund will be deleted from the prospectus.

The date of this Supplement is June 22, 2018.

Please include this Supplement with your Prospectus.

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THRIVENT MUTUAL FUNDS

4321 N Ballard Rd, Appleton, WI 54919-0001

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money.

- **If you purchased shares of Thrivent Mutual Funds through Thrivent Financial or online at ThriventFunds.com**
  If you wish to receive an additional copy of this report, call us toll-free at **800-847-4836**. If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001, or by calling us at **800-847-4836**. We will begin to mail separate regulatory mailings within 30 days of receiving your request. This report is also available by visiting **ThriventFunds.com**.

- **If you purchased shares of Thrivent Mutual Funds from a firm other than Thrivent**
  If you wish to receive an additional copy of this report or wish to revoke householding in the future, please contact your financial advisor. This report is also available by visiting **ThriventFunds.com**.

Securities offered through Thrivent Distributors, LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

24042SAR R8-18

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant included Summary Schedules of Investments in the report to shareholders filed under Item 1. Therefore, the registrant has filed Schedules of Investments under this Item.

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (0.7%)
	Big River Steel, LLC, Term Loan
$734,450	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	$743,175
	Chemours Company, Term Loan
578,550	3.850%, (LIBOR 1M + 1.750%), 3/26/2025[b,c]	570,595
	CONSOL Mining Corporation, Term Loan
716,400	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	733,715
	Contura Energy, Inc., Term Loan
1,249,992	7.100%, (LIBOR 1M + 5.000%), 3/17/2024[b]	1,249,992
	Coronado Australian Holdings Property, Ltd., Term Loan
171,429	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b]	172,500
627,000	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b]	630,919
	Peabody Energy Corporation, Term Loan
817,950	4.844%, (LIBOR 1M + 2.750%), 4/11/2025[b]	811,317
	Tronox Finance, LLC, Term Loan
494,839	5.094%, (LIBOR 1M + 3.000%), 9/14/2024[b]	494,344
1,141,936	5.094%, (LIBOR 1M + 3.000%), 9/14/2024[b]	1,140,794

	Total	6,547,351

Capital Goods (0.7%)
	Advanced Disposal Services, Inc., Term Loan
395,662	4.231%, (LIBOR 1W + 2.250%), 11/10/2023[b]	394,376
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,913,229	6.001%, (LIBOR 1M + 4.000%), 11/30/2023[b]	1,898,880
	Flex Acquisition Company, Inc. Term Loan
590,000	0.000%, (LIBOR 3M + 3.250%), 6/22/2025[b,d,e]	588,277
	GFL Environmental, Inc., Term Loan
56,906	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,c,d,e]	56,479
458,094	5.084%, (LIBOR 3M + 2.750%), 5/31/2025[b,c]	454,658
	Navistar, Inc., Term Loan
1,341,638	5.530%, (LIBOR 1M + 3.500%), 11/3/2024[b]	1,340,806
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,095,137	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	1,091,031

	Total	5,824,507

Communications Services (3.6%)
	Altice Financing SA, Term Loan
811,800	4.344%, (LIBOR 3M + 2.750%), 7/14/2025[b]	805,208
648,450	5.098%, (LIBOR 3M + 2.750%), 7/15/2025[b]	637,537
	CenturyLink, Inc., Term Loan
2,179,050	4.844%, (LIBOR 1M + 2.750%), 1/31/2025[b]	2,132,745
	Charter Communications Operating, LLC, Term Loan
1,338,275	4.100%, (LIBOR 1M + 2.000%), 4/13/2025[b]	1,335,344
	CSC Holdings, LLC, Term Loan
1,084,050	4.323%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,075,920
	Frontier Communications Corporation, Term Loan
1,356,300	5.850%, (LIBOR 1M + 3.750%), 6/1/2024[b]	1,338,926
	Gray Television, Inc., Term Loan
640,250	4.251%, (LIBOR 1M + 2.250%), 2/7/2024[b]	637,529
	Hargray Merger Subsidiary Corporation, Term Loan
1,106,363	5.094%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	1,102,214
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	5.853%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,076,447
	Level 3 Financing, Inc., Term Loan
2,045,000	4.334%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,037,331
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.848%, (LIBOR 3M + 3.500%), 1/7/2022[b]	1,585,060
325,000	9.098%, (LIBOR 3M + 6.750%), 7/7/2023[b]	299,406
	Mediacom Illinois, LLC, Term Loan
605,981	3.740%, (LIBOR 1W + 1.750%), 2/15/2024[b]	603,454
	NEP/NCP Holdco, Inc., Term Loan
1,868,847	0.000%, (LIBOR 3M + 3.250%), 7/21/2022[b]	1,858,718
	Radiate Holdco, LLC, Term Loan
2,790,869	5.094%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,748,560
	Sable International Finance, Ltd., Term Loan
3,055,000	5.344%, (LIBOR 1M + 3.250%), 2/6/2026[b]	3,052,892
	SBA Senior Finance II, LLC, Term Loan
870,000	4.100%, (LIBOR 1M + 2.000%), 4/6/2025[b]	863,475
	SFR Group SA, Term Loan
589,050	4.844%, (LIBOR 1M + 2.750%), 6/22/2025[b]	575,902
	Sinclair Television Group, Inc., Term Loan
2,335,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	2,324,796
	Sprint Communications, Inc., Term Loan
2,419,375	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	2,406,262

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (3.6%) - continued
	Syniverse Holdings, Inc., Term Loan
$364,088	7.046%, (LIBOR 1M + 5.000%), 2/9/2023[b]	$363,330
	Unitymedia Finance, LLC, Term Loan
630,000	4.323%, (LIBOR 1M + 2.250%), 1/20/2026[b]	624,601
	Univision Communications, Inc., Term Loan
1,387,918	4.844%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,339,923
	WideOpenWest Finance, LLC, Term Loan
1,015,327	5.335%, (LIBOR 1M + 3.250%), 8/6/2023[b]	967,100
	Windstream Services, LLC, Term Loan
690,000	0.000%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	654,023

	Total	32,446,703

Consumer Cyclical (2.1%)
	Boyd Gaming Corporation, Term Loan
504,113	4.488%, (LIBOR 1W + 2.500%), 9/15/2023[b]	504,809
	Cengage Learning Acquisitions, Term Loan
1,596,164	6.335%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,462,485
	Eldorado Resorts, Inc., Term Loan
369,503	4.375%, (LIBOR 1M + 2.250%), 4/17/2024[b]	367,889
	Four Seasons Hotels, Ltd., Term Loan
1,019,823	4.094%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,011,542
	Golden Entertainment, Inc., Term Loan
1,855,675	5.100%, (LIBOR 1M + 3.000%), 8/15/2024[b]	1,849,885
290,000	9.100%, (LIBOR 1M + 7.000%), 8/15/2025[b]	293,263
	Golden Nugget, Inc., Term Loan
1,479,926	4.823%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,477,055
	Men’s Warehouse, Inc., Term Loan
558,600	5.482%, (LIBOR 1M + 3.500%), 3/28/2025[b]	560,929
	Mohegan Tribal Gaming Authority, Term Loan
1,531,461	6.094%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,441,870
	Neiman Marcus Group, LLC, Term Loan
573,503	5.263%, (LIBOR 3M + 3.250%), 10/25/2020[b,d,e]	507,407
	Scientific Games International, Inc., Term Loan
2,852,850	4.906%, (LIBOR 2M + 2.750%), 8/14/2024[b]	2,831,454
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,140,832	5.058%, (LIBOR 3M + 2.750%), 5/14/2020[b]	1,143,205
	Stars Group Holdings BV, Term Loan
2,452,498	5.094%, (LIBOR 3M + 3.000%), 3/29/2025[b]	2,447,593
1,885,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	1,885,000
	Tenneco, Inc., Term Loan
600,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,d,e]	593,628
	Wyndham Hotels & Resorts, Inc., Term Loan
700,000	3.726%, (LIBOR 1M + 1.750%), 3/29/2025[b]	698,250

	Total	19,076,264

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
2,930,275	5.280%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,842,982
288,550	6.335%, (LIBOR 1M + 4.250%), 9/26/2024[b]	284,101
	Albertson’s, LLC, Term Loan
1,956,697	4.844%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,936,249
1,244,472	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,230,123
	Anmeal Pharmaceuticals LLC, Term Loan
1,144,735	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	1,141,519
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,093,104	4.600%, (LIBOR 1M + 2.500%), 11/9/2024[b]	1,094,470
	CHS/Community Health Systems, Inc., Term Loan
142,896	5.307%, (LIBOR 3M + 3.000%), 12/31/2019[b]	142,606
1,062,931	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	1,036,496
	Endo Luxembourg Finance Company I SARL., Term Loan
1,761,603	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,757,199
	Energizer Holdings, Inc., Term Loan
590,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	589,752
	Grifols Worldwide Operations USA, Inc., Term Loan
1,002,313	4.238%, (LIBOR 1W + 2.250%), 1/23/2025[b]	1,002,313
	JBS USA LUX SA, Term Loan
2,034,250	4.835%, (LIBOR 1M + 2.500%), 10/30/2022[b]	2,016,959
	Libbey Glass, Inc., Term Loan
493,209	5.046%, (LIBOR 1M + 3.000%), 4/9/2021[b]	485,194
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,337,591	6.094%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,306,385

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Non-Cyclical (2.5%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$1,033,302	5.084%, (LIBOR 3M + 2.750%), 6/7/2023[b]	$1,026,678
	Ortho-Clinical Diagnostics, Term Loan
1,455,000	5.336%, (LIBOR 3M + 3.250%), 6/2/2025[b]	1,448,642
	Revlon Consumer Products Corporation, Term Loan
916,375	5.594%, (LIBOR 1M + 3.500%), 9/7/2023[b]	705,609
	Valeant Pharmaceuticals International, Inc., Term Loan
2,225,000	4.982%, (LIBOR 1M + 3.000%), 5/28/2025[b]	2,215,967

	Total	22,263,244

Energy (0.6%)
	Calpine Corporation, Term Loan
1,066,752	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,064,192
	Consolidated Energy Finance SA, Term Loan
680,000	4.525%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	674,900
	Houston Fuel Oil Terminal Company, LLC, Term Loan
1,800,000	0.000%, (LIBOR 3M + 2.750%), 6/19/2025[b,d,e]	1,793,250
	McDermott Technology (Americas), Inc., Term Loan
1,675,800	7.094%, (LIBOR 1M + 5.000%), 4/4/2025[b]	1,682,084
	MEG Energy Corporation, Term Loan
123,750	5.600%, (LIBOR 1M + 3.500%), 12/31/2023[b]	123,657
	Pacific Drilling SA, Term Loan
861,750	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	292,280

	Total	5,630,363

Financials (1.4%)
	ASP AMC Merger Sub, Inc., Term Loan
1,927,542	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	1,845,024
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,120,000	4.088%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,092,610
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
1,920,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	1,884,000
	Cyxtera DC Holdings, Inc., Term Loan
282,150	5.360%, (LIBOR 3M + 3.000%), 5/1/2024[b]	281,586
175,000	9.610%, (LIBOR 3M + 7.250%), 5/1/2025[b]	174,344
	Digicel International Finance, Ltd., Term Loan
1,721,330	5.610%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,641,719
	DJO Finance, LLC, Term Loan
324,875	5.451%, (LIBOR 3M + 3.250%), 6/7/2020[b]	323,049
	Genworth Holdings, Inc., Term Loan
315,000	6.546%, (LIBOR 1M + 4.500%), 2/28/2023[b,c]	320,512
	Ineos US Finance, LLC, Term Loan
2,283,525	4.094%, (LIBOR 1M + 2.000%), 3/31/2024[b]	2,268,294
	MoneyGram International, Inc., Term Loan
1,119,074	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	1,079,907
	TransUnion, LLC, Term Loan
1,106,638	4.094%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,102,797

	Total	13,013,842

Technology (1.1%)
	First Data Corporation, Term Loan
2,805,000	4.091%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,786,459
	Harland Clarke Holdings Corporation, Term Loan
1,568,529	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	1,524,092
	Micron Technology, Inc., Term Loan
708,193	3.850%, (LIBOR 1M + 1.750%), 4/26/2022[b]	709,256
	Plantronics, Inc., Term Loan
1,180,000	0.000%, (LIBOR 3M + 2.500%), 6/1/2025[b,d,e]	1,176,318
	Rackspace Hosting, Inc., Term Loan
1,287,000	5.363%, (LIBOR 2M + 3.000%), 11/3/2023[b]	1,268,763
	SS&C Technologies Holdings Europe SARL, Term Loan
431,544	4.594%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	431,302
	SS&C Technologies, Inc., Term Loan
1,155,671	4.594%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	1,155,024
	TNS, Inc., Term Loan
1,007,305	6.100%, (LIBOR 1M + 4.000%), 8/14/2022[b,c]	997,232

	Total	10,048,446

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
2,163,150	6.594%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,165,854
	OSG Bulk Ships, Inc., Term Loan
264,699	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	262,052

	Total	2,427,906

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Utilities (0.3%)
	EnergySolutions, LLC, Term Loan
$ 630,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,c]	$630,787
	HD Supply Waterworks, Term Loan
850,725	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	849,662
	Talen Energy Supply, LLC, Term Loan
700,767	6.094%, (LIBOR 1M + 4.000%), 7/6/2023[b]	702,260
	TerraForm Power Operating LLC, Term Loan
578,546	4.094%, (LIBOR 1M + 2.000%), 11/8/2022[b]	577,580

	Total	2,760,289

	Total Bank Loans (cost $121,566,949)	120,038,915

Principal Amount	Long-Term Fixed Income (46.5%)
Asset-Backed Securities (4.9%)
	Apidos CLO XVIII
900,000	5.612%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	899,983
	Babson CLO, Ltd.
1,900,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	1,899,932
	Bellemeade Re, Ltd.
1,600,000	3.691%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	1,604,521
	BlueMountain CLO, Ltd.
1,950,000	5.548%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,950,220
	Business Jet Securities, LLC
2,500,000	4.447%, 6/15/2033, Ser. 2018-2, Class Ac,h	2,507,812
	CLUB Credit Trust
686,773	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	686,671
	Foundation Finance Trust
1,289,859	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	1,269,327
	GSAA Home Equity Trust
1,300,657	2.361%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	1,240,053
	Harley Marine Financing, LLC
1,995,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	2,023,169
	J.P. Morgan Mortgage Acquisition Trust
1,745,860	4.335%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	1,258,516
	Lehman XS Trust
1,384,245	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	1,272,234
	Lendmark Funding Trust
2,050,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	2,029,560
	Madison Park Funding XIV, Ltd.
1,950,000	5.609%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,950,273
	Merrill Lynch Mortgage Investors Trust
1,299,257	3.989%, 6/25/2035, Ser. 2005-A5, Class M1[b]	1,265,215
	Neuberger Berman CLO XIV, Ltd.
1,750,000	6.009%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DR*,b	1,759,249
	Neuberger Berman CLO, Ltd.
1,000,000	6.012%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DR*,b	1,005,170
	Oak Hill Advisors Residential Loan Trust
1,481,551	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	1,467,771
	Octagon Investment Partners XX, Ltd.
1,350,000	5.905%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	1,350,431
	Preston Ridge Partners Mortgage Trust, LLC
1,937,031	3.750%, 4/25/2023, Ser. 2018-1A, Class A1*,b	1,930,844
	Pretium Mortgage Credit Partners, LLC
1,209,057	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[h,i]	1,204,494
2,204,098	3.700%, 3/27/2033, Ser. 2018-NPL2, Class A1[h,i]	2,197,146
	Renaissance Home Equity Loan Trust
728,584	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	522,617
1,328,636	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	833,601
	SoFi Consumer Loan Program, LLC
295,545	3.280%, 1/26/2026, Ser. 2017-1, Class Ah	295,305
	Sound Point CLO, Ltd.
1,575,000	5.059%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b,c	1,575,000
	Spirit Master Funding, LLC
2,586,675	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	2,591,770
	Vericrest Opportunity Loan Transferee
253,549	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[h,i]	253,522
696,812	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[h,i]	694,785
995,857	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[h,i]	990,301
	Vericrest Opportunity Loan Trust LXV, LLC
1,994,607	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,i]	1,992,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Asset-Backed Securities (4.9%) - continued
	Voya CLO 4, Ltd.
$1,650,000	5.348%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,b	$1,650,111

	Total	44,172,478

Basic Materials (1.5%)
	Alcoa Nederland Holding BV
925,000	6.750%, 9/30/2024[h]	975,496
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[h]	285,467
1,200,000	4.750%, 4/10/2027[h]	1,182,699
	ArcelorMittal SA
990,000	5.500%, 3/1/2021	1,031,580
666,000	6.125%, 6/1/2025	717,615
	BWAY Holding Company
960,000	5.500%, 4/15/2024[h]	936,000
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023[j]	1,012,477
	Dow Chemical Company
106,000	8.550%, 5/15/2019	111,097
	E.I. du Pont de Nemours and Company
284,000	2.200%, 5/1/2020	279,924
	First Quantum Minerals, Ltd.
770,000	7.000%, 2/15/2021[h]	777,700
	FMG Resources Property, Ltd.
1,020,000	5.125%, 5/15/2024[h,j]	970,275
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	145,685
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	111,088
	Packaging Corporation of America
211,000	2.450%, 12/15/2020	206,437
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[h]	970,987
	Platform Specialty Products Corporation
660,000	5.875%, 12/1/2025[h]	645,150
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	278,288
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[h]	199,478
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[h]	1,001,163
	United States Steel Corporation
1,200,000	6.250%, 3/15/2026	1,187,250
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[h]	221,073

	Total	13,246,929

Capital Goods (2.0%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,454,062
	Ashtead Capital, Inc.
825,000	4.125%, 8/15/2025[h]	769,312
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[h]	937,125
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[h]	1,102,750
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	205,474
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[h]	1,275,165
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	208,240
	CNH Industrial Capital, LLC
215,000	4.875%, 4/1/2021	220,644
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,058,400
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	658,800
	Flex Acquisition Company, Inc.
1,125,000	7.875%, 7/15/2026[h]	1,120,612
	General Electric Company
753,000	5.000%, 1/21/2021[b,k]	742,835
	H&E Equipment Services, Inc.
1,120,000	5.625%, 9/1/2025	1,100,400
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	394,650
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	88,779
	Owens-Brockway Glass Container, Inc.
1,385,000	5.000%, 1/15/2022[h]	1,379,806
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[h]	1,268,938
	Rockwell Collins, Inc.
213,000	1.950%, 7/15/2019	210,928
142,000	2.800%, 3/15/2022	138,333
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	351,550
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[h]	290,344
	Textron Financial Corporation
1,710,000	4.078%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	1,556,100
	Textron, Inc.
213,000	7.250%, 10/1/2019	223,169
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,249,300

	Total	18,005,716

Collateralized Mortgage Obligations (8.3%)
	AJAX Mortgage Loan Trust
1,070,855	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	1,063,350
	Alternative Loan Trust
1,002,298	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	868,084
	American Home Mortgage Assets Trust
1,413,235	2.281%, (LIBOR 1M + 0.190%), 6/25/2047, Ser. 2007-5, Class A1[b]	1,157,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	American Home Mortgage Investment Trust
$1,973,035	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	$897,103
	Banc of America Alternative Loan Trust
456,659	2.591%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	407,973
986,944	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	886,306
811,389	2.891%, (LIBOR 1M + 0.800%), 5/25/2046, Ser. 2006-4, Class 3CB1[b]	630,717
	Banc of America Funding Corporation
362,559	3.685%, 5/20/2036, Ser. 2006-D, Class 6A1[b]	334,123
	Bear Stearns Adjustable Rate Mortgage Trust
459,906	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	465,029
237,885	3.641%, 2/25/2036, Ser. 2005-12, Class 11A1[b]	202,772
	CIM Trust
1,641,808	5.000%, 9/25/2057, Ser. 2018-R3, Class A1*,b	1,715,349
	Citicorp Mortgage Securities Trust
333,924	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	321,581
	Citigroup Mortgage Loan Trust, Inc.
326,814	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	327,627
	CitiMortgage Alternative Loan Trust
745,120	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	700,517
	COLT Mortgage Loan Trust
413,681	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	412,298
	Countrywide Alternative Loan Trust
304,903	2.491%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	293,010
503,205	3.315%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	442,634
375,828	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	360,436
219,810	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	184,365
800,001	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	531,607
167,178	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	159,939
679,915	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	563,297
	Countrywide Home Loan Mortgage Pass Through Trust
1,057,979	3.453%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	943,807
1,147,016	4.056%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	1,095,559
	Credit Suisse First Boston Mortgage Securities Corporation
288,623	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	284,963
	CSMC Mortgage-Backed Trust
760,262	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	687,592
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
877,490	2.999%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	731,009
339,164	2.291%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[b]	228,342
557,086	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	590,204
914,971	2.328%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	842,989
	Federal Home Loan Mortgage Corporation
4,296,608	2.500%, 12/15/2022, Ser. 4155, Class AIl	178,910
1,684,349	2.500%, 5/15/2027, Ser. 4106, Class HIl	108,050
2,199,101	2.500%, 2/15/2028, Ser. 4162, Class AIl	169,000
6,625,708	2.500%, 3/15/2028, Ser. 4177, Class EIl	526,372
3,320,306	3.000%, 4/15/2028, Ser. 4193, Class AIl	278,773
3,143,067	3.000%, 2/15/2033, Ser. 4170, Class IGl	352,459
	Federal National Mortgage Association
2,894,624	2.500%, 2/25/2028, Ser. 2013-46, Class CIl	193,900
2,078,824	3.000%, 4/25/2028, Ser. 2013-30, Class DIl	206,972
2,754,566	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	354,585
	Federal National Mortgage Association - REMIC
9,401,632	3.000%, 7/25/2027, Ser. 2012-73, Class DIl	838,870
5,669,945	3.500%, 9/25/2027, Ser. 2012-98, Class YIl	570,652
	First Horizon Alternative Mortgage Securities Trust
723,461	3.486%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	692,710
740,271	4.150%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	726,394
832,377	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	682,893
	First Horizon Mortgage Pass-Through Trust
954,558	3.990%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	804,645
	GMAC Mortgage Corporation Loan Trust
1,082,666	3.792%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	1,030,029

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	Government National Mortgage Association
$ 2,296,370	4.000%, 1/16/2027, Ser. 2012-3, Class IOl	$204,325
	Greenpoint Mortgage Funding Trust
740,832	2.291%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	649,735
	Impac Secured Assets Trust
1,864,351	2.331%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,551,595
	IndyMac IMJA Mortgage Loan Trust
1,085,603	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	860,904
	IndyMac INDX Mortgage Loan Trust
1,222,065	3.501%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	1,109,091
934,946	2.731%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[b]	900,732
	J.P. Morgan Alternative Loan Trust
1,496,437	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,324,750
	J.P. Morgan Mortgage Trust
186,397	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	202,112
687,551	3.610%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	685,726
981,572	3.714%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	894,125
595,762	3.653%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	524,524
831,450	2.471%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	470,908
526,561	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	315,032
	Lehman Mortgage Trust
526,982	2.841%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	416,579
	Master Asset Securitization Trust
1,372,960	2.591%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	668,138
	MASTR Alternative Loans Trust
216,476	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	218,527
618,148	2.541%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	300,499
	Merrill Lynch Alternative Note Asset Trust
521,202	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	408,477
800,621	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	645,766
	Morgan Stanley Mortgage Loan Trust
475,510	3.532%, 11/25/2035, Ser. 2005-6AR, Class 5A1[b]	374,190
	MortgageIT Trust
911,125	2.351%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	905,345
1,881,797	2.291%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,671,304
	New Century Alternative Mortgage Loan Trust
1,190,652	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[i]	663,014
	Preston Ridge Partners Mortgage Trust, LLC
733,246	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	732,960
999,203	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	993,287
	Radnor RE, Ltd.
1,750,000	3.491%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	1,749,359
	RCO 2017-INV1 Trust
1,863,860	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	1,878,614
	Residential Accredit Loans, Inc. Trust
673,256	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	653,598
1,044,172	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	954,020
1,585,476	2.641%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,259,511
728,322	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	678,583
1,437,036	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,299,940
1,450,036	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,347,556
337,068	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	307,581
1,470,640	2.281%, (LIBOR 1M + 0.190%), 7/25/2037, Ser. 2007-QH6, Class A1[b]	1,426,107
	Residential Asset Securitization Trust
1,220,267	6.213%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	1,023,724
518,538	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	532,421
1,085,887	2.471%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	255,276
	Residential Funding Mortgage Security I Trust
731,362	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	695,044
992,499	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	941,493
	Sequoia Mortgage Trust
1,513,796	3.798%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,255,887

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Collateralized Mortgage Obligations (8.3%) - continued
	Structured Adjustable Rate Mortgage Loan Trust
$ 79,187	4.177%, 12/25/2034, Ser. 2004-18, Class 5Ab	$78,393
593,504	3.820%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	549,281
371,586	3.742%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	300,106
	Structured Asset Mortgage Investments, Inc.
1,302,762	2.401%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,212,899
	Sunset Mortgage Loan Company, LLC
147,158	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	147,319
494,046	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,i	490,700
75,918	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	75,941
	WaMu Mortgage Pass Through Certificates
1,330,695	2.867%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	1,253,675
102,246	3.326%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	97,286
1,450,360	2.518%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	1,343,669
1,469,932	2.438%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,326,872
1,545,929	2.284%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Ab	1,397,465
1,067,571	2.298%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	983,225
530,485	2.145%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	489,109
	Washington Mutual Mortgage Pass Through Certificates
571,831	2.691%, (LIBOR 1M + 0.600%), 6/25/2035, Ser. 2005-4, Class 5A5[b]	493,917
826,784	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	793,276
1,407,005	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	839,510
901,186	2.478%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	831,290
	Washington Mutual Mortgage Pass Through Certificates Trust
911,433	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	749,471
	Wells Fargo Mortgage Backed Securities Trust
970,488	4.170%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	965,716
128,330	2.791%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[b]	118,562
304,750	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	303,719

	Total	74,837,402

Commercial Mortgage-Backed Securities (0.2%)
	Cascade Funding Mortgage Trust
2,110,000	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1*,e	2,109,973

	Total	2,109,973

Communications Services (2.8%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[h]	989,125
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,502,125
	American Tower Corporation
95,000	2.800%, 6/1/2020	94,181
152,000	3.450%, 9/15/2021	151,358
	AT&T, Inc.
176,000	5.875%, 10/1/2019	182,064
142,000	5.200%, 3/15/2020	146,687
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[h]	137,150
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	616,902
	Charter Communications Operating, LLC
548,000	3.579%, 7/23/2020	547,918
47,000	4.464%, 7/23/2022	47,524
155,000	4.500%, 2/1/2024	154,789
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,473,900
	Comcast Corporation
284,000	1.625%, 1/15/2022	266,297
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	174,783
141,000	3.150%, 7/15/2023	134,854
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[h]	105,050
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*,j	1,263,500
	Discovery Communications, LLC
141,000	2.200%, 9/20/2019	139,452
282,000	2.950%, 3/20/2023	269,595
	DISH Network Corporation, Convertible
1,304,000	3.375%, 8/15/2026	1,263,049
	GCI Liberty, Inc., Convertible
1,175,000	1.750%, 9/30/2046[h]	1,209,012
	IAC FinanceCo, Inc., Convertible
790,000	0.875%, 10/1/2022[h]	919,402
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	656,600
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	413,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Communications Services (2.8%) - continued
$ 535,000	5.250%, 3/15/2026	$508,838
	Liberty Media Corporation, Convertible
1,040,000	1.000%, 1/30/2023	1,216,325
	Meredith Corporation
1,055,000	6.875%, 2/1/2026[h]	1,040,494
	Moody’s Corporation
142,000	2.750%, 12/15/2021	138,751
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[h]	623,665
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028[h]	1,067,550
	Nexstar Escrow Corporation
675,000	5.625%, 8/1/2024[h]	650,531
	Orange SA
245,000	1.625%, 11/3/2019	240,446
	SFR Group SA
1,370,000	6.000%, 5/15/2022[h]	1,378,562
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,260,750
	Time Warner, Inc.
141,000	4.875%, 3/15/2020	144,628
	Twitter, Inc., Convertible
579,000	0.250%, 6/15/2024[h]	598,121
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	114,735
265,000	3.125%, 3/16/2022[j]	261,153
281,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	280,681
	Viacom, Inc.
210,000	4.250%, 9/1/2023	208,231
315,000	5.875%, 2/28/2057[b,j]	297,675
	Windstream Services, LLC
800,000	8.625%, 10/31/2025[h]	760,000
	World Wrestling Entertainment, Inc., Convertible
594,000	3.375%, 12/15/2023[h,j]	1,749,528

	Total	25,399,856

Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[h]	1,495,300
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	211,130
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[h]	183,565
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[h]	993,712
	Caesars Entertainment Corporation, Convertible
205,000	5.000%, 10/1/2024	350,609
	CVS Health Corporation
282,000	3.350%, 3/9/2021	281,670
423,000	3.700%, 3/9/2023	418,694
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	205,808
	Daimler Finance North America, LLC
180,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	180,453
	Delphi Jersey Holdings plc
1,040,000	5.000%, 10/1/2025[h]	991,900
	Ford Motor Credit Company, LLC
284,000	2.262%, 3/28/2019	282,595
290,000	1.897%, 8/12/2019	285,975
155,000	2.597%, 11/4/2019	153,788
213,000	3.336%, 3/18/2021	211,064
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	210,441
142,000	3.188%, (LIBOR 3M + 0.850%), 4/9/2021[b]	142,739
213,000	4.375%, 9/25/2021	217,086
141,000	3.150%, 6/30/2022	137,034
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	136,543
95,000	2.625%, 6/1/2022	93,148
	Hyundai Capital America
142,000	2.550%, 4/3/2020[h]	139,544
141,000	2.750%, 9/18/2020[h]	138,651
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[h]	500,625
710,000	5.625%, 2/1/2023[h,j]	719,762
	L Brands, Inc.
860,000	5.625%, 2/15/2022	872,900
	Landry’s, Inc.
925,000	6.750%, 10/15/2024[h]	925,166
	Lennar Corporation
211,000	2.950%, 11/29/2020	205,685
86,000	4.125%, 1/15/2022	85,140
77,000	4.875%, 12/15/2023	76,711
1,475,000	4.500%, 4/30/2024	1,421,605
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[h]	254,375
640,000	4.875%, 11/1/2024[h]	619,200
580,000	5.625%, 3/15/2026[h]	575,650
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	56,585
89,000	2.875%, 2/15/2023	83,691
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	278,246
	MGM Resorts International
1,030,000	6.000%, 3/15/2023	1,060,900
1,285,000	5.750%, 6/15/2025	1,283,394
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[h]	1,084,012
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[h]	950,000
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[h]	211,853
	Prime Security Services Borrower, LLC
1,054,000	9.250%, 5/15/2023[h]	1,125,145
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	94,166
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,309,413
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[h]	942,549
	Starbucks Corporation
135,000	2.100%, 2/4/2021	131,202

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Consumer Cyclical (2.8%) - continued
	Stars Group Holdings BV
$1,000,000	7.000%, 7/15/2026[e,h]	$1,010,000
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	207,974
	Visa, Inc.
90,000	2.200%, 12/14/2020	88,538
	Volkswagen Group of America Finance, LLC
200,000	2.450%, 11/20/2019[h]	197,781
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[h]	1,525,224

	Total	25,358,941

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	274,802
213,000	3.400%, 11/30/2023	210,072
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	280,480
142,000	2.900%, 11/6/2022	137,752
	Albertsons Companies, LLC
1,245,000	6.625%, 6/15/2024	1,173,413
	Amgen, Inc.
283,000	3.875%, 11/15/2021	287,034
284,000	2.650%, 5/11/2022	274,956
	Anheuser-Busch InBev Finance, Inc.
480,000	2.650%, 2/1/2021	473,283
145,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	149,284
142,000	3.300%, 2/1/2023	140,767
	Anheuser-Busch InBev Worldwide, Inc.
288,000	3.500%, 1/12/2024	286,508
	BAT Capital Corporation
143,000	2.297%, 8/14/2020[h]	139,910
144,000	2.764%, 8/15/2022[h]	138,040
	Bayer U.S. Finance II, LLC
290,000	3.500%, 6/25/2021[h]	290,555
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[h]	297,436
	Becton, Dickinson and Company
212,000	2.976%, (LIBOR 3M + 0.875%), 12/29/2020[b]	212,375
284,000	3.125%, 11/8/2021	279,856
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	52,090
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020	89,957
	Cardinal Health, Inc.
143,000	1.948%, 6/14/2019	141,812
143,000	2.616%, 6/15/2022	136,998
	CVS Health Corporation
142,000	2.750%, 12/1/2022	136,053
	Energizer Gamma Acquisition, Inc.
1,265,000	6.375%, 7/15/2026[e,h]	1,286,347
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[h]	1,412,250
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	146,490
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[h]	72,042
	HCA, Inc.
505,000	5.250%, 6/15/2026	501,566
925,000	4.500%, 2/15/2027	870,656
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	139,491
	JBS USA, LLC
610,000	5.875%, 7/15/2024[h]	582,550
1,240,000	5.750%, 6/15/2025[h]	1,153,200
	Kellogg Company
278,000	3.125%, 5/17/2022	273,456
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	289,560
142,000	4.000%, 6/15/2023	141,529
	Kroger Company
144,000	2.800%, 8/1/2022	139,625
	Maple Escrow Subsidiary, Inc.
284,000	3.551%, 5/25/2021[h]	284,229
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	89,621
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	282,180
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	250,970
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[h]	202,243
	Mylan NV
142,000	3.150%, 6/15/2021	140,391
	Mylan, Inc.
141,000	3.125%, 1/15/2023[h]	135,357
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	118,878
	PepsiCo, Inc.
285,000	2.855%, (LIBOR 3M + 0.530%), 10/6/2021[b]	288,186
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[h]	265,134
	Pilgrim’s Pride Corporation
1,040,000	5.750%, 3/15/2025[h]	998,400
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	843,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	51,896
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	270,795
282,000	2.400%, 9/23/2021	269,954
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[h]	902,200
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[h]	209,937
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	994,700
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,497,781
	Teva Pharmaceutical Finance IV, LLC
72,000	2.250%, 3/18/2020	69,401
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	185,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Consumer Non-Cyclical (2.7%) - continued
	TreeHouse Foods, Inc.
$ 850,000	4.875%, 3/15/2022	$851,063
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	156,222
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[h]	619,531
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[h]	1,050,225
	Zimmer Biomet Holdings, Inc.
214,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	214,361
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	211,628

	Total	24,065,971

Energy (2.6%)
	Alliance Resource Operating Partners, LP
370,000	7.500%, 5/1/2025[h]	394,050
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	102,850
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,082,700
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	140,633
570,000	2.520%, 9/19/2022	549,706
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,836
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	137,922
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[h]	162,218
	Cenovus Energy, Inc.
142,000	3.800%, 9/15/2023	138,393
	Cheniere Energy Partners, LP
1,045,000	5.250%, 10/1/2025[h]	1,019,345
	Concho Resources, Inc.
410,000	4.375%, 1/15/2025	411,645
	Continental Resources, Inc.
142,000	5.000%, 9/15/2022	144,139
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	867,000
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	140,795
	Encana Corporation
248,000	3.900%, 11/15/2021	249,971
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,240,000
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	222,664
142,000	4.200%, 9/15/2023	141,754
	Enterprise Products Operating, LLC
475,000	5.250%, 8/16/2077[b]	441,750
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	220,719
	EQT Corporation
104,000	8.125%, 6/1/2019	108,695
141,000	3.000%, 10/1/2022	135,777
	EQT Midstream Partners, LP
229,000	4.750%, 7/15/2023	228,553
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	184,070
	Hess Corporation
95,000	3.500%, 7/15/2024	89,739
	Kinder Morgan Energy Partners, LP
141,000	9.000%, 2/1/2019	145,753
284,000	3.450%, 2/15/2023	274,060
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	139,846
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	90,072
	MEG Energy Corporation
380,000	6.375%, 1/30/2023[h]	354,825
	MPLX, LP
213,000	4.500%, 7/15/2023	217,436
	Nabors Industries, Inc.
525,000	5.750%, 2/1/2025[h]	496,125
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024	282,563
	ONEOK Partners, LP
132,000	3.800%, 3/15/2020	132,663
	Parsley Energy, LLC
445,000	5.625%, 10/15/2027[h]	441,663
	PBF Holding Company, LLC
780,000	7.250%, 6/15/2025	819,975
	Petrobras Global Finance BV
66,000	8.375%, 5/23/2021	71,709
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	149,455
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	328,696
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,117,943
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	152,722
142,000	5.625%, 4/15/2023	150,612
1,290,000	5.625%, 3/1/2025	1,371,759
	Schlumberger Holdings Corporation
230,000	3.000%, 12/21/2020[h]	228,609
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[h]	284,632
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026	1,081,575
	SRC Energy, Inc.
1,270,000	6.250%, 12/1/2025[h]	1,268,413
	Sunoco Logistics Partners Operations, LP
235,000	4.400%, 4/1/2021	238,760
	Sunoco, LP
375,000	5.500%, 2/15/2026[h]	355,313
565,000	5.875%, 3/15/2028[h]	532,699
	Tallgrass Energy Partners, LP
1,550,000	5.500%, 1/15/2028[h]	1,530,625
	Transocean Guardian, Ltd.
565,000	5.875%, 1/15/2024[e,h]	561,469
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	141,285
	Whiting Petroleum Corporation, Convertible
730,000	1.250%, 4/1/2020	696,735

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Energy (2.6%) - continued
	Williams Partners, LP
$ 280,000	4.500%, 11/15/2023	$284,166
	WPX Energy, Inc.
755,000	5.750%, 6/1/2026	755,000

	Total	23,404,082

Financials (6.9%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	88,401
	Aegon NV
1,080,000	2.953%, (USISDA 10Y + 0.100%), 10/15/2018[b,k]	834,408
	AIG Global Funding
288,000	2.150%, 7/2/2020[h]	282,266
	Air Lease Corporation
47,000	2.625%, 9/4/2018	46,981
282,000	2.500%, 3/1/2021	274,539
	Aircastle, Ltd.
228,000	5.000%, 4/1/2023	229,407
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	898,875
500,000	4.125%, 3/30/2020	500,625
	American Express Company
142,000	3.375%, 5/17/2021	142,016
	American Express Credit Corporation
142,000	2.684%, (LIBOR 3M + 0.330%), 5/3/2019[b]	142,251
142,000	2.200%, 3/3/2020	140,132
245,000	3.386%, (LIBOR 3M + 1.050%), 9/14/2020[b]	249,087
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	282,913
	Athene Global Funding
211,000	4.000%, 1/25/2022[h]	212,459
	Australia & New Zealand Banking Group, Ltd.
315,000	6.750%, 6/15/2026[b,h,j,k]	320,119
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,j,k]	176,500
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,k]	801,530
200,000	3.459%, (LIBOR 3M + 1.120%), 4/12/2023[b]	199,755
	Bank of America Corporation
141,000	2.369%, 7/21/2021[b]	138,215
282,000	2.328%, 10/1/2021[b]	275,673
282,000	2.738%, 1/23/2022[b]	277,112
284,000	3.499%, 5/17/2022[b]	283,831
276,000	3.004%, 12/20/2023[b]	267,629
282,000	3.550%, 3/5/2024[b]	279,021
	Bank of Montreal
250,000	1.500%, 7/18/2019	246,559
214,000	2.100%, 6/15/2020	209,965
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	278,085
	Bank of Nova Scotia
142,000	2.799%, (LIBOR 3M + 0.440%), 4/20/2021[b]	141,993
213,000	2.700%, 3/7/2022	208,187
	Barclays Bank plc
150,000	5.140%, 10/14/2020	153,600
	Barclays plc
250,000	4.338%, 5/16/2024[b]	246,827
	BB&T Corporation
282,000	2.150%, 2/1/2021	274,226
	BNP Paribas SA
450,000	7.625%, 3/30/2021[b,h,j,k]	469,687
	BNZ International Funding, Ltd.
250,000	3.316%, (LIBOR 3M + 0.980%), 9/14/2021[b,h]	252,888
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	139,981
421,000	3.050%, 3/9/2022	412,501
	Capital One NA
290,000	2.400%, 9/5/2019	287,468
	CBOE Holdings, Inc.
214,000	1.950%, 6/28/2019	211,964
	Central Fidelity Capital Trust I
560,000	3.348%, (LIBOR 3M + 1.000%), 4/15/2027[b]	532,000
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,329,794
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	223,230
284,000	2.450%, 1/10/2020	280,802
284,000	2.650%, 10/26/2020	279,577
153,000	2.350%, 8/2/2021	147,780
142,000	2.750%, 4/25/2022	137,411
141,000	3.056%, (LIBOR 3M + 0.690%), 10/27/2022[b]	140,623
280,000	3.142%, 1/24/2023[b]	274,242
1,240,000	6.250%, 8/15/2026[b,k]	1,286,500
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,731
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	371,204
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[h]	279,929
	Compass Bank
325,000	3.500%, 6/11/2021	324,651
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
282,000	3.950%, 11/9/2022	279,187
	Credit Agricole SA
142,000	3.375%, 1/10/2022[h]	138,990
265,000	8.125%, 12/23/2025[b,h,k]	280,569
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[b,h,k]	619,500
	Credit Suisse Group Funding Guernsey, Ltd.
426,000	3.800%, 9/15/2022	424,005
	Credit Suisse Group Funding, Ltd.
284,000	3.125%, 12/10/2020	281,708
	DDR Corporation
211,000	4.625%, 7/15/2022	216,322
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	137,124
426,000	4.250%, 10/14/2021[j]	419,669
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	95,989
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	201,865

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Financials (6.9%) - continued
	Discover Bank
$68,000	8.700%, 11/18/2019	$72,487
280,000	3.100%, 6/4/2020	278,550
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	206,136
	First Tennessee Bank NA, 3.750%
945	3.750%, (LIBOR 3M + 0.850%), 8/2/2018[b,h,k]	741,825
	Goldman Sachs Group, Inc.
245,000	7.500%, 2/15/2019	251,770
282,000	5.375%, 5/10/2020[b,k]	286,230
213,000	2.600%, 12/27/2020	209,253
284,000	5.250%, 7/27/2021	298,441
220,000	3.513%, (LIBOR 3M + 1.170%), 11/15/2021[b]	222,700
284,000	3.000%, 4/26/2022	277,619
208,000	2.876%, 10/31/2022[b]	203,060
141,000	3.368%, (LIBOR 3M + 1.050%), 6/5/2023[b]	141,965
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[c]	2,568,686
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[h]	241,765
	HCP, Inc.
107,000	3.750%, 2/1/2019	107,268
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	95,632
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	425,817
284,000	6.875%, 6/1/2021[b,k]	293,585
290,000	3.821%, (LIBOR 3M + 1.500%), 1/5/2022[b]	298,504
325,000	6.375%, 9/17/2024[b,k]	321,487
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	183,951
	Icahn Enterprises, LP
415,000	6.750%, 2/1/2024	418,112
530,000	6.375%, 12/15/2025	530,662
	ILFC E-Capital Trust II
1,925,000	4.820%, (H15T30Y + 1.800%), 12/21/2065[b,h]	1,780,625
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	290,222
284,000	5.875%, 8/15/2022	301,099
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[h]	760,031
	J.P. Morgan Chase & Company
211,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	212,002
290,000	2.295%, 8/15/2021	280,149
765,000	4.625%, 11/1/2022[b,k]	701,887
560,000	2.972%, 1/15/2023	545,242
213,000	2.776%, 4/25/2023[b]	206,602
289,000	3.589%, (LIBOR 3M + 1.230%), 10/24/2023[b]	294,209
	KeyBank NA
250,000	1.600%, 8/22/2019	246,308
	Liberty Mutual Group, Inc.
42,000	5.000%, 6/1/2021[h]	43,524
975,000	10.750%, 6/15/2058*,b	1,452,750
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	262,043
300,000	4.678%, (LIBOR 3M + 2.358%), 5/17/2066[b]	285,552
	Lloyds Bank plc
1,000,000	12.000%, 12/16/2024[b,h,k]	1,223,890
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	277,529
1,200,000	6.413%, 11/1/2022[b,h,k]	1,263,000
800,000	6.657%, 5/21/2037[b,h,k]	854,224
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[b,h,k]	224,375
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[h]	1,763,166
	MetLife, Inc.
125,000	9.250%, 4/8/2038[h]	169,375
	MGIC Investment Corporation, Convertible
738,000	9.000%, 4/1/2063[h]	1,003,426
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.393%, (LIBOR 3M + 1.060%), 9/13/2021[b]	253,572
142,000	2.998%, 2/22/2022	139,373
282,000	3.455%, 3/2/2023	279,492
	Mizuho Financial Group, Inc.
250,000	3.473%, (LIBOR 3M + 1.140%), 9/13/2021[b]	253,724
	Morgan Stanley
290,000	2.800%, 6/16/2020	287,648
250,000	2.500%, 4/21/2021	244,154
282,000	5.500%, 7/28/2021	298,385
287,000	3.539%, (LIBOR 3M + 1.180%), 1/20/2022[b]	290,743
141,000	2.750%, 5/19/2022	136,556
110,000	4.875%, 11/1/2022	114,059
282,000	3.125%, 1/23/2023	275,043
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	860,625
	National City Corporation
136,000	6.875%, 5/15/2019	140,650
	New York Life Global Funding
90,000	1.550%, 11/2/2018[h]	89,718
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	140,956
	Park Aerospace Holdings, Ltd.
1,120,000	5.500%, 2/15/2024[h]	1,105,765
	PNC Bank NA
282,000	2.450%, 11/5/2020	277,151
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[h]	1,448,594
	Realty Income Corporation
213,000	5.750%, 1/15/2021	224,284
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	114,469
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	219,094
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	279,688
	Royal Bank of Scotland Group plc
590,000	7.500%, 8/10/2020[b,k]	601,505
412,000	8.625%, 8/15/2021[b,k]	437,853

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Financials (6.9%) - continued
$385,000	7.648%, 9/30/2031[b,k]	$482,213
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	280,924
	Simon Property Group, LP
345,000	2.500%, 9/1/2020	340,073
145,000	2.500%, 7/15/2021	141,540
	Societe Generale SA
1,200,000	8.000%, 9/29/2025[b,h,k]	1,248,000
	Standard Chartered plc
290,000	3.461%, (LIBOR 3M + 1.130%), 8/19/2019[b,h]	292,611
	State Street Capital Trust IV
1,655,000	3.341%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,464,675
	State Street Corporation
95,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	96,427
	Sumitomo Mitsui Financial Group, Inc.
282,000	2.934%, 3/9/2021	278,771
285,000	4.007%, (LIBOR 3M + 1.680%), 3/9/2021[b]	293,837
141,000	2.784%, 7/12/2022	136,459
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	248,705
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	118,523
	Synchrony Financial
141,000	3.000%, 8/15/2019	140,722
35,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,328
156,000	3.750%, 8/15/2021	155,826
	Toronto-Dominion Bank
90,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	91,438
365,000	2.550%, 1/25/2021	359,375
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[h]	277,670
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	95,107
	USB Realty Corporation
1,575,000	3.495%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	1,427,344
	Ventas Realty, LP
142,000	3.100%, 1/15/2023	137,722
	Wachovia Capital Trust II
307,000	2.848%, (LIBOR 3M + 0.500%), 1/15/2027[b]	288,580
	Wand Merger Corporation
1,100,000	8.125%, 7/15/2023[e,h]	1,115,125
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	269,067
144,000	2.625%, 7/22/2022	138,710
287,000	3.469%, (LIBOR 3M + 1.110%), 1/24/2023[b]	291,336
335,000	3.589%, (LIBOR 3M + 1.230%), 10/31/2023[b]	341,783
	Welltower, Inc.
213,000	4.950%, 1/15/2021	219,294
	Westpac Banking Corporation
375,000	3.181%, (LIBOR 3M + 0.850%), 8/19/2021[b]	379,159

	Total	62,641,258

Mortgage-Backed Securities (8.0%)
	Federal Home Loan Mortgage Corporation - REMIC
4,610,219	2.500%, 2/15/2028, Ser. 4161, Class UIl	339,684
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 7/1/2048[e]	7,539,914
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,675,000	3.500%, 7/1/2033[e]	3,718,391
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
425,000	4.500%, 8/1/2047[e]	441,710
5,000,000	3.000%, 7/1/2048[e]	4,842,188
17,000,000	3.500%, 7/1/2048[e]	16,914,879
11,600,000	4.000%, 7/1/2048[e]	11,825,204
23,000,000	4.500%, 7/1/2048[e]	23,947,402
	Radnor RE, Ltd.
2,300,000	4.791%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	2,304,470

	Total	71,873,842

Technology (2.4%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[h]	653,169
	Apple, Inc.
284,000	2.850%, 5/6/2021	283,298
284,000	2.706%, (LIBOR 3M + 0.350%), 5/11/2022[b]	286,729
282,000	2.400%, 1/13/2023	271,992
	Baidu, Inc.
143,000	3.000%, 6/30/2020	141,771
	Broadcom Corporation
288,000	2.650%, 1/15/2023	271,133
285,000	3.625%, 1/15/2024	275,777
	Carbonite, Inc., Convertible
410,000	2.500%, 4/1/2022	607,825
	Citrix Systems, Inc., Convertible
492,000	0.500%, 4/15/2019	714,381
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[h]	985,506
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022	795,394
	Diamond 1 Finance Corporation
260,000	3.480%, 6/1/2019[h]	260,656
284,000	5.450%, 6/15/2023[h]	297,017
	Equinix, Inc.
950,000	5.750%, 1/1/2025	956,840

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Technology (2.4%) - continued
	Fidelity National Information Services, Inc.
$ 51,000	3.625%, 10/15/2020	$51,330
375,000	2.250%, 8/15/2021	361,042
	FireEye, Inc., Convertible
413,000	0.875%, 6/1/2024[h]	389,142
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[h]	970,200
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	366,746
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[h,j]	949,725
	Intel Corporation
160,000	1.700%, 5/19/2021	154,554
95,000	3.100%, 7/29/2022	94,966
	Intel Corporation, Convertible
756,000	3.250%, 8/1/2039	1,809,466
	Marvell Technology Group, Ltd.
142,000	4.200%, 6/22/2023	141,809
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	283,713
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	2,313,275
600,000	3.000%, 11/15/2043	1,080,517
	Microsoft Corporation
284,000	2.400%, 2/6/2022	278,118
	NetApp, Inc.
211,000	2.000%, 9/27/2019	208,049
	NXP BV
755,000	3.875%, 9/1/2022[h]	741,787
	ON Semiconductor Corporation, Convertible
550,000	1.625%, 10/15/2023	696,048
	Oracle Corporation
95,000	2.500%, 5/15/2022	92,477
	Red Hat, Inc., Convertible
128,000	0.250%, 10/1/2019	233,216
	Seagate HDD Cayman
535,000	4.750%, 1/1/2025	512,952
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[h]	1,206,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	93,053
	Vishay Intertechnology, Inc., Convertible
700,000	2.250%, 6/15/2025[h]	686,745
	VMware, Inc.
141,000	2.300%, 8/21/2020	137,953
	Western Digital Corporation, Convertible
314,000	1.500%, 2/1/2024[h,j]	317,461
	Zendesk, Inc., Convertible
784,000	0.250%, 3/15/2023[h]	846,860

	Total	21,818,692

Transportation (0.3%)
	American Airlines Pass Through Trust
94,913	4.950%, 1/15/2023	97,822
	Avis Budget Car Rental, LLC
510,000	5.125%, 6/1/2022[h]	499,800
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	211,590
48,889	4.950%, 11/23/2020	49,343
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	94,225
	Union Pacific Corporation
213,000	3.750%, 7/15/2025	213,409
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	88,602
	United Continental Holdings, Inc.
1,190,000	4.250%, 10/1/2022	1,148,350
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[h]	871,250

	Total	3,274,391

Utilities (1.1%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	138,045
	Ameren Corporation
90,000	2.700%, 11/15/2020	88,887
	Berkshire Hathaway Energy Company
395,000	2.400%, 2/1/2020	391,770
	Calpine Corporation
870,000	6.000%, 1/15/2022[h]	887,400
520,000	5.375%, 1/15/2023[j]	494,650
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	136,214
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	139,384
	Dominion Energy, Inc.
282,000	2.579%, 7/1/2020	277,795
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	271,141
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,254,000
	Edison International
142,000	2.125%, 4/15/2020	139,224
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	148,435
	Eversource Energy
141,000	2.500%, 3/15/2021	138,112
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	147,379
213,000	2.950%, 1/15/2020	212,120
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	207,330
	Fortis, Inc.
250,000	2.100%, 10/4/2021	238,539
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	119,490
	NiSource, Inc.
230,000	3.650%, 6/15/2023[h]	229,685
1,500,000	5.650%, 6/15/2023[b,h,k]	1,488,750
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	137,601
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	348,152
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	59,326

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Utilities (1.1%) - continued
	Southern Company
$255,000	1.850%, 7/1/2019	$252,466
141,000	2.350%, 7/1/2021	136,571
	TerraForm Power Operating, LLC
1,110,000	5.000%, 1/31/2028[h]	1,051,725
	TransCanada Trust
725,000	5.875%, 8/15/2076[b]	717,750

	Total	9,851,941

	Total Long-Term Fixed Income (cost $414,327,822)	420,061,472

Shares	Common Stock (29.7%)
Consumer Discretionary (4.5%)
5,035	Amazon.com, Inc.[m]	8,558,493
48,173	American Axle & Manufacturing Holdings, Inc.[m]	749,572
2,300	AOKI Holdings, Inc.	33,564
1,400	Aoyama Trading Company, Ltd.	46,712
3,600	Autobacs Seven Company, Ltd.	63,745
11,640	Berkeley Group Holdings plc	579,823
1,467	Booking Holdings, Inc.[m]	2,973,741
30,600	Bridgestone Corporation	1,195,323
4,592	Burlington Stores, Inc.[m]	691,234
67,352	Caesars Entertainment Corporation[m]	720,666
59,763	Carnival Corporation	3,425,018
484	Charter Communications, Inc.[m]	141,914
2,900	Chiyoda Company, Ltd.	67,083
1,215	Cie Generale des Etablissements Michelin	146,989
4,700	DCM Holdings Company, Ltd.	43,966
5,846	DISH Network Corporation[m]	196,484
8,077	Dollar Tree, Inc.[m]	686,545
28,190	General Motors Company	1,110,686
41,600	Honda Motor Company, Ltd.	1,219,753
5,664	Hugo Boss AG	513,663
17,408	Inchcape plc	178,963
1,777	Ipsos SA	60,639
26,800	Las Vegas Sands Corporation	2,046,448
35	Lear Corporation	6,503
16,402	Magna International, Inc.	953,448
14,441	Mediaset Espana Comunicacion SA	121,387
9,485	Netflix, Inc.[m]	3,712,714
571	Nexity SA	36,048
3,152	Next plc	250,895
13,300	NHK Spring Company, Ltd.	125,194
17,399	NIKE, Inc.	1,386,352
137,600	Nissan Motor Company, Ltd.	1,338,875
13,381	Nutrisystem, Inc.	515,168
18,107	Peugeot SA	412,573
2,000	Plenus Company, Ltd.	32,773
4,872	ProSiebenSat.1 Media AG	123,286
5,600	Sangetsu Company, Ltd.	113,332
13,500	Sankyo Company, Ltd.	527,915
31,900	Sekisui House, Ltd.	563,813
3,700	SHIMAMURA Company, Ltd.	325,296
11,262	Six Flags Entertainment Corporation[j]	788,903
11,700	Sumitomo Rubber Industries, Ltd.	185,456
1,000	Takara Standard Company, Ltd.	16,650
17,639	Toll Brothers, Inc.	652,467
21,900	Toyoda Gosei Company, Ltd.	554,282
18,000	TV Asahi Holdings Corporation	394,855
8,602	Walt Disney Company	901,576
29,000	Wendy’s Company	498,220
1,000	Whirlpool Corporation	146,230
4,262	Wolters Kluwer NV	239,425

	Total	40,374,660

Consumer Staples (1.1%)
22,927	Altria Group, Inc.	1,302,024
3,400	Arcs Company, Ltd.	92,770
5,050	Bunge, Ltd.	352,036
63,215	Cott Corporation	1,046,208
23,843	Empire Company, Ltd.	478,619
4,326	ForFarmers BV	56,153
370	Henkel AG & Company KGaA	41,082
51,000	Japan Tobacco, Inc.	1,425,267
5,300	Lawson, Inc.	330,996
1,000	Ministop Company, Ltd.	20,169
14,502	Philip Morris International, Inc.	1,170,892
2,159	Swedish Match AB	106,701
19,067	Unilever NV	1,062,357
34,121	Unilever plc	1,884,858
18,884	Wesfarmers, Ltd.	689,007

	Total	10,059,139

Energy (2.0%)
3,190	Andeavor	418,464
75,270	BP plc	572,693
9,305	Contura Energy, Inc.	676,473
43,050	Enbridge, Inc.	1,536,454
69,050	Enterprise Products Partners, LP	1,910,613
695	Gaztransport Et Technigaz SA	42,537
64,147	Halliburton Company	2,890,464
12,821	OMV AG	725,128
17,799	Parsley Energy, Inc.[m]	538,954
19,260	Pioneer Natural Resources Company	3,644,762
4,665	Royal Dutch Shell plc, Class A	161,451
47,630	Royal Dutch Shell plc, Class B	1,705,771
11,395	Total SA	691,971
2,041	Whiting Petroleum Corporation[m]	107,602
60,000	Williams Companies, Inc.	1,626,600
38,559	WPX Energy, Inc.[m]	695,219

	Total	17,945,156

Financials (4.1%)
2,628	Affiliated Managers Group, Inc.	390,705
4,791	Anima Holding SPA[h]	25,607
1,000	Aozora Bank, Ltd.	37,952
331,381	Apollo Investment Corporation	1,845,792
15,570	Arch Capital Group, Ltd.[m]	411,982
206,145	Ares Capital Corporation	3,391,085
17,500	Assured Guaranty, Ltd.	625,275
3,000	ASX, Ltd.	143,003
27,144	Australia & New Zealand Banking Group, Ltd.	568,113
35,645	Banca Monte dei Paschi di Siena SPA[j,m]	102,564
60,317	Banco BPM SPA[m]	175,215
139,483	Banco de Sabadell SA	232,910
33,563	Bank of America Corporation	946,141
14,947	Bankinter SA	145,031
18,465	Barclays plc	45,641
995	BNP Paribas SA	61,548
9,681	CaixaBank SA	41,670
33,070	CI Financial Corporation	594,412
31,813	Citigroup, Inc.	2,128,926
23,143	CNP Assurances	525,799
100,377	Direct Line Insurance Group plc	452,968

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Common Stock (29.7%)	Value
Financials (4.1%) - continued
24,989	DnB ASA	$486,612
59,240	E*TRADE Financial Corporation[m]	3,623,118
7,875	Euronext NVh	499,021
19,508	Finecobank Banca Fineco SPA	219,603
81,470	FlexiGroup, Ltd.	133,755
8,673	Genworth MI Canada, Inc.[j]	282,228
5,304	Goldman Sachs Group, Inc.	1,169,903
194,300	Golub Capital BDC, Inc.	3,555,690
5,838	Hannover Rueckversicherung SE	725,791
186,605	HSBC Holdings plc	1,743,701
11,060	IBERIABANK Corporation	838,348
6,794	Jupiter Fund Management plc	39,833
39,893	KeyCorp	779,509
2,684	Macquarie Group, Ltd.	244,610
514	Markel Corporation[m]	557,356
6,300	Matsui Securities Company, Ltd.	60,136
437,049	Medibank Private, Ltd.	943,691
198,900	Mizuho Financial Group, Inc.	335,044
10,121	National Bank of Canada	485,937
61,040	Old Mutual, Ltd.[m]	120,674
4,192	Pargesa Holding SA	354,815
5,690	Plus500, Ltd.	120,467
4,170	Power Corporation of Canada	93,382
20,346	Quilter plc[h,m]	38,913
44,204	Santander Consumer USA Holdings Inc.	843,854
382	Schroders plc	15,852
3,100	Senshu Ikeda Holdings, Inc.	10,454
22,885	State Street Corporation	2,130,365
3,120	Sun Life Financial, Inc.	125,379
55,913	Synchrony Financial	1,866,376
25,700	United Community Banks, Inc.	788,219
5,121	Wells Fargo & Company	283,908
15,902	Zions Bancorporation	837,876

	Total	37,246,759

Health Care (3.0%)
18,900	Acadia Healthcare Company, Inc.[m]	773,199
2,482	Amplifon SPA	51,320
6,873	Anthem, Inc.	1,635,980
33,900	BioMarin Pharmaceutical, Inc.[m]	3,193,380
28,957	Celgene Corporation[m]	2,299,765
3,253	Danaher Corporation	321,006
49,716	GlaxoSmithKline plc ADR	2,004,052
44,460	Hologic, Inc.[m]	1,767,285
1,025	Illumina, Inc.[m]	286,272
4,700	Jazz Pharmaceuticals, Inc.[m]	809,810
4,400	KYORIN Holdings, Inc.	91,318
463	LNA Sante	29,152
26,507	Medtronic plc	2,269,264
19,066	Novartis AG	1,444,268
42,907	Novo Nordisk AS	1,981,899
6,621	Roche Holding AG	1,468,923
3,849	Teleflex, Inc.	1,032,340
21,277	Teva Pharmaceutical Industries, Ltd. ADR	517,457
18,429	UnitedHealth Group, Inc.	4,521,371
4,384	Waters Corporation[m]	848,699

	Total	27,346,760

Industrials (3.0%)
5,802	ACS Actividades de Construccion y Servicios, SAm	234,088
27,183	Atlas Copco AB	708,166
40,717	Atlas Copco AB, Class A	1,179,187
37,724	BAE Systems plc	320,929
5,600	Boeing Company	1,878,856
11,703	Brink’s Company	933,314
13,292	Caterpillar, Inc.	1,803,326
44,941	CSX Corporation	2,866,337
11,702	Dycom Industries, Inc.[m]	1,105,956
27,183	Epiroc ABm	248,863
41,259	Epiroc AB, Class Am	432,962
3,265	Ferguson plc	264,164
40,094	GWA Group, Ltd.	100,705
16,346	Honeywell International, Inc.	2,354,641
2,600	Huntington Ingalls Industries, Inc.	563,654
5,000	Inaba Denki Sangyo Company, Ltd.	204,026
21,100	Jacobs Engineering Group, Inc.	1,339,639
10,784	Kirby Corporation[m]	901,542
2,185	Loomis AB	75,700
10,128	Masonite International Corporation[m]	727,697
8,000	Mitsuboshi Belting, Ltd.	100,388
7,011	Monadelphous Group, Ltd.	77,981
15,579	National Express Group plc	82,259
13,000	Nitto Kogyo Corporation	259,755
3,883	Nobina ABh	29,609
4,751	Northgate plc	25,507
9,270	Oshkosh Corporation	651,866
36,810	PageGroup plc	272,947
1,550	Rockwool International AS	604,199
16,062	Royal Mail plc	106,859
7,840	Sandvik AB	138,462
3,547	Schindler Holding AG, Participation Certificate	761,551
11,047	Schneider Electric SE	918,744
47	SGS SA	124,888
5,500	ShinMaywa Industries, Ltd.	64,516
34,210	SKF AB	633,305
9,716	Smiths Group plc	217,031
887	Societa Iniziative Autostradali e Servizi SPA	13,307
2,059	Spirax-Sarco Engineering plc	176,567
66,400	Sumitomo Electric Industries, Ltd.	987,543
1,800	Taikisha, Ltd.	54,556
5,100	Toppan Forms Company, Ltd.	51,563
45,000	Toppan Printing Company, Ltd.	352,038
14,090	Transcontinental, Inc.[j]	327,211
20,000	Tsubakimoto Chain Company	158,621
8,779	Vinci SA	842,707
4,968	WABCO Holdings, Inc.[m]	581,355
2,100	Yuasa Trading Company, Ltd.	66,875

	Total	26,925,962

Information Technology (5.8%)
9,000	Akamai Technologies, Inc.[m]	659,070
1,820	Alphabet, Inc., Class Am	2,055,126
2,047	Alphabet, Inc., Class Cm	2,283,735
7,388	Amadeus IT Holding SA	580,937
23,723	Apple, Inc.	4,391,364
11,800	Autodesk, Inc.[m]	1,546,862
9,009	Belden, Inc.	550,630
13,600	Blackline, Inc.[m]	590,648
6,900	Canon, Inc.	226,262
9,376	Capgemini SA	1,256,478
26,201	Carsales.com, Ltd.	292,872
8,785	CGI Group, Inc.[m]	556,710
31,079	Ciena Corporation[m]	823,904
112,725	Cisco Systems, Inc.	4,850,557
11,610	Dolby Laboratories, Inc.	716,221
5,971	F5 Networks, Inc.[m]	1,029,699

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Common Stock (29.7%)	Value
Information Technology (5.8%) - continued
17,080	Facebook, Inc.[m]	$3,318,986
200	Hirose Electric Company, Ltd.	24,735
3,884	Intel Corporation	193,074
2,700	ITOCHU Techno-Solutions Corporation	46,574
23,423	Juniper Networks, Inc.	642,259
69,800	Konica Minolta Holdings, Inc.	647,348
1,500	Kulicke and Soffa Industries, Inc.	35,730
7,700	Kyocera Corporation	433,032
1,729	Lam Research Corporation	298,858
9,300	MasterCard, Inc.	1,827,636
36,030	Microsoft Corporation	3,552,918
6,800	NEC Networks & System Integration Corporation	152,836
8,835	New Relic, Inc.[m]	888,713
4,936	NVIDIA Corporation	1,169,338
6,062	NXP Semiconductors NVm	662,395
40,830	PayPal Holdings, Inc.[m]	3,399,914
4,017	Red Hat, Inc.[m]	539,764
50,800	RELX NV	1,079,951
44,103	RELX plc	941,817
2,500	Ryoyo Electro Corporation	40,375
11,770	Salesforce.com, Inc.[m]	1,605,428
4,763	Seagate Technology plc	268,967
37,600	Shinko Electric Industries Company, Ltd.	335,570
4,061	TE Connectivity, Ltd.	365,734
27,670	Twitter, Inc.[m]	1,208,349
31,230	Visa, Inc.	4,136,413
34,289	Xilinx, Inc.	2,237,700
12,000	Yahoo Japan Corporation	39,754

	Total	52,505,243

Materials (1.4%)
1,940	Ashland Global Holdings, Inc.	151,669
22,533	BASF SE	2,151,195
51,754	BHP Billiton plc	1,161,485
29,868	BHP Billiton, Ltd.	747,358
4,927	Canfor Corporation[m]	118,579
6,473	Crown Holdings, Inc.[m]	289,731
31,500	Daicel Corporation	347,976
1,846	Eagle Materials, Inc.	193,775
18,266	Evonik Industries AG	624,949
5,701	Ferrexpo plc	13,708
3,209	FMC Corporation	286,275
13,109	Granges AB	171,056
3,300	Hokuetsu Kishu Paper Company, Ltd.	16,969
5,400	JSR Corporation	91,769
6,000	Kaneka Corporation	53,734
26,000	Kuraray Company, Ltd.	357,589
12,900	Kyoei Steel, Ltd.[j]	243,421
7,788	Lundin Mining Corporation	43,305
10,739	Methanex Corporation	759,247
20,132	Mondi plc	543,122
6,081	Navigator Company SA	36,108
4,374	Neenah, Inc.	371,134
8,800	Nippon Kayaku Company, Ltd.	98,307
4,050	Packaging Corporation of America	452,750
946	Rio Tinto plc	52,142
4,147	Rio Tinto, Ltd.	256,224
35,813	Sandfire Resources NL	242,494
700	Sanyo Special Steel Company, Ltd.	16,692
4,970	Sensient Technologies Corporation	355,604
1,900	Taiyo Holdings Company, Ltd.	77,914
8,200	Toagosei Company, Ltd.	94,622
35,789	UPM-Kymmene Oyj	1,274,273
7,274	Valvoline, Inc.	156,900
30,774	Verso Corporation[m]	669,642
1,600	Yamato Kogyo Company, Ltd.	48,266

	Total	12,569,984

Real Estate (3.6%)
2,550	Acadia Realty Trust	69,793
978	Agree Realty Corporation	51,609
2,000	Alexander & Baldwin, Inc.	47,000
8,959	Alexandria Real Estate Equities, Inc.	1,130,357
1,300	American Assets Trust, Inc.	49,777
4,050	American Campus Communities, Inc.	173,664
13,300	American Tower Corporation	1,917,461
4,750	Apartment Investment & Management Company	200,925
1,300	Armada Hoffler Properties, Inc.	19,370
3,445	Artis Real Estate Investment Trust	34,354
4,200	AvalonBay Communities, Inc.	721,938
6,632	Boston Properties, Inc.	831,785
11,205	Camden Property Trust	1,021,112
2,200	CareTrust REIT, Inc.	36,718
5,200	CBL & Associates Properties, Inc.	28,964
2,400	Cedar Realty Trust, Inc.	11,328
1,300	Chatham Lodging Trust	27,586
1,738	Chesapeake Lodging Trust	54,990
500	Community Healthcare Trust, Inc.	14,935
3,550	CoreCivic, Inc.	84,809
1,050	CoreSite Realty Corporation	116,361
3,050	Corporate Office Properties Trust	88,420
12,561	Cousins Properties, Inc.	121,716
17,328	Crown Castle International Corporation	1,868,305
2,950	CyrusOne, Inc.	172,162
2,800	DCT Industrial Trust, Inc.	186,844
5,975	DiamondRock Hospitality Company	73,373
6,198	Digital Realty Trust, Inc.	691,573
4,800	Douglas Emmett, Inc.	192,864
38,741	Duke Realty Corporation	1,124,651
1,700	Easterly Government Properties, Inc.	33,592
986	EastGroup Properties, Inc.	94,222
2,200	Education Realty Trust, Inc.	91,300
1,979	EPR Properties	128,219
3,168	Equinix, Inc.	1,361,892
14,702	Equity Residential	936,370
1,980	Essex Property Trust, Inc.	473,359
3,850	Extra Space Storage, Inc.	384,269
2,200	Federal Realty Investment Trust	278,410
3,750	First Industrial Realty Trust, Inc.	125,025
1,800	Four Corners Property Trust, Inc.	44,334
3,150	Franklin Street Properties Corporation	26,964
53,290	General Growth Properties, Inc.	1,088,715
3,750	GEO Group, Inc.	103,275
900	Getty Realty Corporation	25,353
2,100	Global Net Lease, Inc.	42,903
2,900	Government Properties Income Trust	45,965
45,000	Hang Lung Properties, Ltd.	92,433
14,100	HCP, Inc.	364,062
3,800	Healthcare Realty Trust, Inc.	110,504
1,100	Hersha Hospitality Trust	23,595
3,100	Highwoods Properties, Inc.	157,263
4,900	Hospitality Properties Trust	140,189
42,382	Host Hotels & Resorts, Inc.	892,989
75,000	Hysan Development Company, Ltd.	418,612
2,600	Independence Realty Trust, Inc.	26,806
8,400	Iron Mountain, Inc.	294,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Common Stock (29.7%)	Value
Real Estate (3.6%) - continued
2,790	JBG SMITH Properties	$101,751
2,900	Kilroy Realty Corporation	219,356
12,759	Kimco Realty Corporation	216,775
2,500	Kite Realty Group Trust	42,700
2,470	Lamar Advertising Company	168,726
3,400	LaSalle Hotel Properties	116,382
6,500	Lexington Realty Trust	56,745
4,400	Liberty Property Trust	195,052
1,364	Life Storage, Inc.	132,731
1,100	LTC Properties, Inc.	47,014
3,300	Macerich Company	187,539
2,650	Mack-Cali Realty Corporation	53,742
10,950	Medical Properties Trust, Inc.	153,738
3,466	Mid-America Apartment Communities, Inc.	348,922
4,600	National Retail Properties, Inc.	202,216
1,566	National Storage Affiliates Trust	48,264
5,950	Omega Healthcare Investors, Inc.	184,450
2,100	Pennsylvania REIT	23,079
1,776	PotlatchDeltic Corporation	90,310
21,632	Prologis, Inc.	1,421,006
565	PS Business Parks, Inc.	72,603
5,942	Public Storage, Inc.	1,348,002
2,800	Quality Care Properties, Inc.[m]	60,228
2,400	Ramco-Gershenson Properties Trust	31,704
3,800	Rayonier, Inc. REIT	147,022
8,560	Realty Income Corporation	460,442
4,480	Regency Centers Corporation	278,118
3,350	Retail Opportunity Investments Corporation	64,186
23,000	Road King Infrastructure, Ltd.	40,103
5,366	Sabra Health Care REIT, Inc.	116,603
300	Saul Centers, Inc.	16,074
3,550	SBA Communications Corporation[m]	586,176
7,126	Senior Housing Property Trust	128,909
12,437	Simon Property Group, Inc.	2,116,653
2,750	SL Green Realty Corporation	276,458
3,160	Summit Hotel Properties, Inc.	45,220
19,000	Sun Hung Kai Properties, Ltd.	286,253
7,500	Swire Pacific, Ltd.	79,274
2,783	Tanger Factory Outlet Centers, Inc.	65,373
1,800	Taubman Centers, Inc.	105,768
8,050	UDR, Inc.	302,197
4,900	Uniti Group, Inc.	98,147
300	Universal Health Realty Income Trust	19,194
3,100	Urban Edge Properties	70,897
900	Urstadt Biddle Properties, Inc.	20,367
10,800	Ventas, Inc.	615,060
7,370	Vornado Realty Trust	544,790
5,600	Washington Prime Group, Inc.	45,416
3,600	Weingarten Realty Investors	110,916
11,130	Welltower, Inc.	697,740
22,750	Weyerhaeuser Company	829,465
1,200	Whitestone REIT	14,976
55,400	Wing Tai Holdings, Ltd.	80,809

	Total	32,755,089

Telecommunications Services (0.5%)
7,361	Freenet AGj	194,637
161,636	KCOM Group plc	206,493
3,600	KDDI Corporation	98,442
100	Nippon Telegraph & Telephone Corporation	4,543
74,200	NTT DOCOMO, Inc.	1,890,792
50,777	Telenor ASA	1,039,938
22,743	Zayo Group Holdings, Inc.[m]	829,665

	Total	4,264,510

Utilities (0.7%)
2,377	Alpha Natural Resources Holdings, Inc.[m]	68,933
8,944	ANR, Inc.[m]	246,854
31,542	Enagas SA	919,963
18,512	MDU Resources Group, Inc.	530,924
38,800	Osaka Gas Company, Ltd.	803,391
59,100	PG&E Corporation	2,515,296
14,124	PNM Resources, Inc.	549,424
20,000	Tokyo Gas Company, Ltd.	531,046
1,433	Verbund AG	46,243
26,314	Vistra Energy Corporation[m]	622,589

	Total	6,834,663

	Total Common Stock (cost $234,613,519)	268,827,925

Shares	Registered Investment Companies (6.2%)
Affiliated Fixed Income Holdings (4.7%)
4,625,383	Thrivent Core Emerging Markets Debt Fund	42,368,510

	Total	42,368,510

Equity Funds/Exchange Traded Funds (0.6%)
10,912	Altaba, Inc.[m]	798,868
65,492	Materials Select Sector SPDR Fund	3,803,120
12,416	SPDR S&P Homebuilders ETF[j]	491,053

	Total	5,093,041

Fixed Income Funds/Exchange Traded Funds (0.9%)
140,000	Invesco Senior Loan ETF	3,206,000
65,000	Vanguard Short-Term Corporate Bond ETF	5,076,500

	Total	8,282,500

	Total Registered Investment Companies (cost $57,996,497)	55,744,051

Shares	Preferred Stock (1.5%)
Consumer Staples (0.2%)
31,000	CHS, Inc., 6.750%[b,k]	820,260
48,800	CHS, Inc., 7.100%[b,k]	1,331,264

	Total	2,151,524

Energy (0.3%)
127,130	Crestwood Equity Partners, LP, 9.250%[k,m]	1,245,874
40,825	NuStar Logistics, LP, 9.082%[b]	1,035,322

	Total	2,281,196

Financials (0.9%)
8,335	Agribank FCB, 6.875%[b,k]	891,845
33,816	Annaly Capital Management, Inc., 7.500%[k]	852,501
12,970	CoBank ACB, 6.250%[b,k]	1,348,880
20,947	Federal National Mortgage Association, 0.000%[k,m]	132,385
38,150	GMAC Capital Trust I, 8.128%[b]	1,003,345

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Preferred Stock (1.5%)	Value
Financials (0.9%) - continued
27,084	Morgan Stanley, 7.125%[b,k]	$764,311
18,825	U.S. Bancorp, 6.500%[b,k]	521,453
2,214	Wells Fargo & Company, Convertible, 7.500%[k]	2,788,444

	Total	8,303,164

Real Estate (0.1%)
35,750	Colony Capital, Inc., 8.75%[k]	927,355

	Total	927,355

Utilities (<0.1%)
9,042	Entergy Arkansas, Inc., 4.875%	220,986

	Total	220,986

	Total Preferred Stock (cost $13,512,502)	13,884,225

Shares	Collateral Held for Securities Loaned (0.9%)
8,464,678	Thrivent Cash Management Trust	8,464,678

	Total Collateral Held for Securities Loaned (cost $8,464,678)	8,464,678

Shares or Principal Amount	Short-Term Investments (12.0%)
	Federal Home Loan Bank Discount Notes
300,000	1.715%, 7/5/2018[n,o]	299,953
1,600,000	1.910%, 8/27/2018[n,o]	1,595,221
	Thrivent Core Short-Term Reserve Fund
10,635,699	2.290%	106,356,994

	Total Short-Term Investments (cost $108,251,999)	108,252,168

	Total Investments (cost $958,733,966) 110.1%	$995,273,434

	Other Assets and Liabilities, Net (10.1%)	(91,432,960)

	Total Net Assets 100.0%	$903,840,474

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2018, the value of these investments was $109,403,383 or 12.1% of total net assets.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 29, 2018.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 29, 2018 was $40,399,791 or 4.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 29, 2018.

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$1,070,737
Apidos CLO XVIII, 7/22/2026	4/4/2017	900,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	1,900,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,950,456
Cascade Funding Mortgage Trust, 6/25/2048	6/29/2018	2,109,973
CIM Trust, 9/25/2057	4/23/2018	1,703,618
CLUB Credit Trust, 4/17/2023	6/14/2017	686,770
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	415,983
Digicel, Ltd., 4/15/2021	6/9/2014	1,416,715
Foundation Finance Trust, 7/15/2033	12/6/2017	1,289,672
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,994,979
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,047,456
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	5/21/2018	1,768,895
Neuberger Berman CLO, Ltd., 4/22/2029	5/24/2018	1,010,938
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,481,551
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	1,350,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	999,107
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	733,246
Preston Ridge Partners Mortgage Trust, LLC, 4/25/2023	4/26/2018	1,928,239
Radnor RE, Ltd., 3/25/2028	3/13/2018	2,300,000
Radnor RE, Ltd., 3/25/2028	6/25/2018	1,751,093
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	1,863,830
Sound Point CLO, Ltd., 1/20/2028	6/5/2018	1,575,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	2,599,218
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	75,918
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	494,046
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	147,158
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,650,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$6,445,318
Common Stock	1,740,914

Total lending	$8,186,232
Gross amount payable upon return of collateral for securities loaned	$8,464,678

Net amounts due to counterparty	$278,446

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Basic Materials (1.1%)
	CONSOL Mining Corporation, Term Loan
$29,850	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	$30,571
	Contura Energy, Inc., Term Loan
119,274	7.100%, (LIBOR 1M + 5.000%), 3/17/2024[b]	119,274
	MRC Global (US), Inc., Term Loan
64,837	5.094%, (LIBOR 1M + 3.000%), 9/20/2024[b]	65,040

	Total	214,885

Capital Goods (1.6%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
97,160	6.001%, (LIBOR 1M + 4.000%), 11/30/2023[b]	96,432
	Navistar, Inc., Term Loan
39,900	5.530%, (LIBOR 1M + 3.500%), 11/3/2024[b]	39,875
	Sterigenics-Nordion Holdings, LLC, Term Loan
177,750	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	177,083

	Total	313,390

Communications Services (4.3%)
	Altice Financing SA, Term Loan
123,750	4.344%, (LIBOR 3M + 2.750%), 7/14/2025[b]	122,745
89,100	5.098%, (LIBOR 3M + 2.750%), 7/15/2025[b]	87,600
	CBS Radio, Inc., Term Loan
124,375	4.838%, (LIBOR 1M + 2.750%), 10/17/2023[b]	122,509
	CSC Holdings, LLC, Term Loan
123,750	4.323%, (LIBOR 1M + 2.250%), 7/17/2025[b]	122,822
	Hargray Merger Subsidiary Corporation, Term Loan
34,650	5.094%, (LIBOR 1M + 3.000%), 3/24/2024[b]	34,520
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.848%, (LIBOR 3M + 3.500%), 1/7/2022[b]	86,985
	Radiate Holdco, LLC, Term Loan
84,572	5.094%, (LIBOR 1M + 3.000%), 2/1/2024[b]	83,290
	SFR Group SA, Term Loan
79,200	4.844%, (LIBOR 1M + 2.750%), 6/22/2025[b]	77,432
	Unitymedia Finance, LLC, Term Loan
50,000	4.323%, (LIBOR 1M + 2.250%), 1/20/2026[b]	49,572
	Windstream Services, LLC, Term Loan
37,500	0.000%, (LIBOR 3M + 4.000%), 3/30/2021[b,c,d]	35,545

	Total	823,020

Consumer Cyclical (2.4%)
	Boyd Gaming Corporation, Term Loan
114,571	4.488%, (LIBOR 1W + 2.500%), 9/15/2023[b]	114,729
	Eldorado Resorts, Inc., Term Loan
82,479	4.375%, (LIBOR 1M + 2.250%), 4/17/2024[b]	82,118
	Golden Nugget, Inc., Term Loan
44,546	4.823%, (LIBOR 1M + 2.750%), 10/4/2023[b]	44,460
	Neiman Marcus Group, LLC, Term Loan
29,922	5.263%, (LIBOR 3M + 3.250%), 10/25/2020[b,c,d]	26,473
	Stars Group Holdings BV, Term Loan
123,105	5.094%, (LIBOR 3M + 3.000%), 3/29/2025[b]	122,859
60,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,c,d]	60,000

	Total	450,639

Consumer Non-Cyclical (2.4%)
	Albertson’s, LLC, Term Loan
89,360	4.844%, (LIBOR 1M + 2.750%), 8/25/2021[b]	88,427
	Anmeal Pharmaceuticals LLC, Term Loan
34,992	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	34,894
	CHS/Community Health Systems, Inc., Term Loan
38,321	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	37,368
	Endo Luxembourg Finance Company I SARL., Term Loan
89,100	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	88,877
	JBS USA LUX SA, Term Loan
64,836	4.835%, (LIBOR 1M + 2.500%), 10/30/2022[b]	64,285
	Revlon Consumer Products Corporation, Term Loan
99,431	5.594%, (LIBOR 1M + 3.500%), 9/7/2023[b]	76,562
	Valeant Pharmaceuticals International, Inc., Term Loan
60,000	4.982%, (LIBOR 1M + 3.000%), 5/28/2025[b]	59,756

	Total	450,169

Financials (1.7%)
	ASP AMC Merger Sub, Inc., Term Loan
113,095	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	108,254
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
50,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,c,d]	49,063
	Cyxtera DC Holdings, Inc., Term Loan
59,400	5.360%, (LIBOR 3M + 3.000%), 5/1/2024[b]	59,281
65,000	9.610%, (LIBOR 3M + 7.250%), 5/1/2025[b]	64,756

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Financials (1.7%) - continued
	Digicel International Finance, Ltd., Term Loan
$19,900	5.610%, (LIBOR 3M + 3.250%), 5/10/2024[b]	$18,980
	Ineos US Finance, LLC, Term Loan
19,900	4.094%, (LIBOR 1M + 2.000%), 3/31/2024[b]	19,767

	Total	320,101

Technology (0.9%)
	Harland Clarke Holdings Corporation, Term Loan
89,826	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	87,281
	Micron Technology, Inc., Term Loan
44,886	3.850%, (LIBOR 1M + 1.750%), 4/26/2022[b]	44,953
	Plantronics, Inc., Term Loan
50,000	0.000%, (LIBOR 3M + 2.500%), 6/1/2025[b,c,d]	49,844

	Total	182,078

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
74,250	6.594%, (LIBOR 1M + 4.500%), 5/18/2023[b]	74,343

	Total	74,343

Utilities (0.8%)
	EnergySolutions, LLC, Term Loan
50,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,e]	50,063
	Talen Energy Supply, LLC, Term Loan
95,047	6.094%, (LIBOR 1M + 4.000%), 7/6/2023[b]	95,249

	Total	145,312

	Total Bank Loans (cost $2,994,234)	2,973,937

Principal Amount	Long-Term Fixed Income (47.7%)
Asset-Backed Securities (1.0%)
	DRB Prime Student Loan Trust
119,805	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	118,428
	Earnest Student Loan Program, LLC
74,393	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	72,762

	Total	191,190

Basic Materials (4.7%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[f]	5,026
	ArcelorMittal SA
5,000	6.125%, 6/1/2025	5,387
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	108,450
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[f]	128,450
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	115,937
	E.I. du Pont de Nemours and Company
5,000	2.200%, 5/1/2020	4,928
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	125,000
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[f]	130,313
	Hexion, Inc.
100,000	6.625%, 4/15/2020	93,640
	Kinross Gold Corporation
20,000	4.500%, 7/15/2027[f]	18,350
	OCI NV
125,000	6.625%, 4/15/2023[f]	126,963
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,917
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	19,948
	Teck Resources, Ltd.
15,000	6.125%, 10/1/2035	15,075

	Total	902,384

Capital Goods (2.8%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	121,719
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,895
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	3,911
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,131
	CNH Industrial NV
15,000	3.850%, 11/15/2027	13,983
	General Electric Company
100,000	5.000%, 1/21/2021[b,g]	98,650
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	122,813
	Rockwell Collins, Inc.
4,000	1.950%, 7/15/2019	3,961
	Textron Financial Corporation
150,000	4.078%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	136,500
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,183

	Total	533,746

Collateralized Mortgage Obligations (4.3%)
	Bear Stearns ARM Trust
87,363	3.850%, 2/25/2035, Ser. 2004-12, Class 3A1[b]	86,238
	Countrywide Alternative Loan Trust
93,106	2.558%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	89,358
64,488	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	46,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value
Collateralized Mortgage Obligations (4.3%) - continued
	CSMC Mortgage-Backed Trust
$72,207	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	$69,868
	GMACM Mortgage Loan Trust
51,997	3.799%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	50,216
	Impac Secured Assets Trust
62,145	2.331%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	51,720
	Residential Accredit Loans, Inc. Trust
100,894	2.641%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	80,151
	WaMu Mortgage Pass Through Certificates
43,837	2.518%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	40,613
97,996	2.438%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	88,458
100,824	2.288%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ab	100,565
	Wells Fargo Mortgage Backed Securities Trust
47,548	5.500%, 11/25/2021, Ser. 2006-17, Class A1	47,678
71,296	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	69,735

	Total	821,236

Communications Services (5.3%)
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	2,939
	Charter Communications Operating, LLC
5,000	3.579%, 7/23/2020	4,999
15,000	4.908%, 7/23/2025	15,144
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	4,621
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[f]	75,500
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	5,934
18,000	2.950%, 3/20/2023	17,208
	DISH Network Corporation, Convertible
93,000	3.375%, 8/15/2026	90,079
	GCI Liberty, Inc., Convertible
35,000	1.750%, 9/30/2046[f]	36,013
	IAC FinanceCo, Inc., Convertible
17,000	0.875%, 10/1/2022[f]	19,785
	Liberty Media Corporation, Convertible
34,000	1.000%, 1/30/2023	39,765
	Meredith Corporation
125,000	6.875%, 2/1/2026[f]	123,281
	Sprint Corporation
125,000	7.625%, 2/15/2025	128,125
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,077
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	119,338
	Verizon Communications, Inc.
5,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	4,994
	Viacom, Inc.
5,000	4.250%, 9/1/2023	4,958
25,000	6.875%, 4/30/2036	26,998
100,000	5.875%, 2/28/2057[b]	94,500
	World Wrestling Entertainment, Inc., Convertible
20,000	3.375%, 12/15/2023[f]	58,907
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	127,344

	Total	1,003,509

Consumer Cyclical (2.2%)
	CVS Health Corporation
10,000	4.780%, 3/25/2038	9,884
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	119,219
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	4,975
4,000	3.336%, 3/18/2021	3,964
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	3,952
3,000	3.188%, (LIBOR 3M + 0.850%), 4/9/2021[b]	3,015
4,000	4.375%, 9/25/2021	4,077
3,000	3.150%, 6/30/2022	2,916
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	120,625
	Hyundai Capital America
3,000	2.550%, 4/3/2020[f]	2,948
3,000	2.750%, 9/18/2020[f]	2,950
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,899
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,702
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	4,899
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[f]	2,967
	Wabash National Corporation
125,000	5.500%, 10/1/2025[f]	120,000

	Total	414,992

Consumer Non-Cyclical (3.0%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	29,477
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	117,812
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	91,500
	Amgen, Inc.
5,000	2.650%, 5/11/2022	4,841

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Anthem, Inc., Convertible
$15,000	2.750%, 10/15/2042	$49,013
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[f]	2,935
3,000	2.764%, 8/15/2022[f]	2,876
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	4,927
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,975
3,000	2.616%, 6/15/2022	2,874
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[f]	2,058
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,968
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	119,375
	Kellogg Company
5,000	3.125%, 5/17/2022	4,918
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,205
	Kroger Company
3,000	2.800%, 8/1/2022	2,909
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	4,968
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,816
	Mylan, Inc.
5,000	3.125%, 1/15/2023[f]	4,800
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,744
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	86,750
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,763
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,928
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,012

	Total	564,444

Energy (3.4%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	5,786
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,894
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,451
	Cenovus Energy, Inc.
3,000	3.800%, 9/15/2023	2,924
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[f]	121,931
	Continental Resources, Inc.
3,000	5.000%, 9/15/2022	3,045
125,000	3.800%, 6/1/2024	121,893
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,913
	Encana Corporation
30,000	3.900%, 11/15/2021	30,238
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	121,250
	Energy Transfer Partners, LP
5,000	6.000%, 6/15/2048	4,984
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077[b]	69,750
	EQT Corporation
6,000	3.000%, 10/1/2022	5,778
	Kinder Morgan Energy Partners, LP
5,000	9.000%, 2/1/2019	5,169
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,040
	Petrobras Global Finance BV
2,000	8.375%, 5/23/2021	2,173
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,163
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,217
	Regency Energy Partners, LP
12,000	5.000%, 10/1/2022	12,422
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,227
3,000	5.625%, 4/15/2023	3,182
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	99,279
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	2,964
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,043

	Total	651,716

Financials (15.2%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,881
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,894
	American Express Credit Corporation
3,000	2.684%, (LIBOR 3M + 0.330%), 5/3/2019[b]	3,005
3,000	2.200%, 3/3/2020	2,961
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,013
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[f]	83,000
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,g,h]	101,625
	Bank of America Corporation
3,000	2.369%, 7/21/2021[b]	2,941
100,000	6.250%, 9/5/2024[b,g]	104,500
25,000	4.000%, 1/22/2025	24,669
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,925
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	3,910
	Barclays plc
6,000	4.338%, 5/16/2024[b]	5,924

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value
Financials (15.2%) - continued
	BB&T Corporation
$ 6,000	2.150%, 2/1/2021	$5,835
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,g]	104,375
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,957
10,000	3.050%, 3/9/2022	9,798
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,962
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	2,903
3,000	3.056%, (LIBOR 3M + 0.690%), 10/27/2022[b]	2,992
100,000	6.250%, 8/15/2026[b,g]	103,750
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	22,757
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[f]	4,928
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000	3.950%, 11/9/2022	5,940
	Credit Agricole SA
3,000	3.375%, 1/10/2022[f]	2,936
100,000	8.125%, 12/23/2025[b,f,g]	105,875
	Credit Suisse Group AG
125,000	7.500%, 12/11/2023[b,f,g]	129,063
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	10,911
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,945
8,000	4.250%, 10/14/2021	7,881
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,809
	Discover Bank
4,000	3.100%, 6/4/2020	3,979
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,871
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	19,364
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,g]	6,090
4,000	2.600%, 12/27/2020	3,930
10,000	5.250%, 7/27/2021	10,508
6,000	3.368%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,041
100,000	5.300%, 11/10/2026[b,g]	97,750
	GS Finance Corporation, Convertible
92,000	0.500%, 6/23/2025[e]	89,009
	Hartford Financial Services Group, Inc.
100,000	4.468%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	94,500
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	7,997
75,000	6.375%, 9/17/2024[b,g]	74,189
	ILFC E-Capital Trust II
100,000	4.820%, (H15T30Y + 1.800%), 12/21/2065[b,f]	92,500
	J.P. Morgan Chase & Company
4,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,019
50,000	4.625%, 11/1/2022[b,g]	45,875
5,000	2.972%, 1/15/2023	4,868
4,000	2.776%, 4/25/2023[b]	3,880
100,000	5.150%, 5/1/2023[b,g]	99,328
	J.P. Morgan Chase Capital XXIII
100,000	3.343%, (LIBOR 3M + 1.000%), 5/15/2047[b]	88,375
	Lincoln National Corporation
100,000	4.678%, (LIBOR 3M + 2.358%), 5/17/2066[b]	95,184
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,g]	106,778
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,g]	89,750
	MetLife, Inc.
75,000	9.250%, 4/8/2038[f]	101,625
	MGIC Investment Corporation, Convertible
66,000	9.000%, 4/1/2063[f]	89,737
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,349
3,000	2.750%, 5/19/2022	2,905
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,884
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,897
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[f]	122,348
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,212
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,100
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	4,924
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[b,g]	101,950
4,000	8.625%, 8/15/2021[b,g]	4,251
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,g]	104,000
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	986
100,000	7.500%, 4/2/2022[b,f,g]	102,500
	State Street Capital Trust IV
100,000	3.341%, (LIBOR 3M + 1.000%), 6/15/2047[b]	88,500
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	5,931
3,000	2.784%, 7/12/2022	2,903
	Synchrony Financial
4,000	3.000%, 8/15/2019	3,992
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	5,908
	USB Realty Corporation
120,000	3.495%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,g]	108,750
	Wachovia Capital Trust II
100,000	2.848%, (LIBOR 3M + 0.500%), 1/15/2027[b]	94,000
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,890

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (47.7%)	Value
Financials (15.2%) - continued
	Welltower, Inc.
$ 4,000	4.950%, 1/15/2021	$4,118

	Total	2,905,310

Mortgage-Backed Securities (2.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
75,000	3.500%, 7/1/2048[d]	74,624
275,000	4.000%, 7/1/2048[d]	280,339
125,000	4.500%, 7/1/2048[d]	130,149

	Total	485,112

Technology (2.6%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	125,609
	Apple, Inc.
5,000	2.850%, 5/6/2021	4,988
5,000	2.706%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,048
25,000	4.500%, 2/23/2036	26,811
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,974
	Broadcom Corporation
35,000	3.500%, 1/15/2028	31,861
	Cypress Semiconductor Corporation, Convertible
3,000	4.500%, 1/15/2022	3,977
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	122,500
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	33,508
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	30,232
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,944
	ON Semiconductor Corporation, Convertible
20,000	1.625%, 10/15/2023	25,311
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	7,288
	Vishay Intertechnology, Inc., Convertible
28,000	2.250%, 6/15/2025[f]	27,470
	Western Digital Corporation, Convertible
12,000	1.500%, 2/1/2024[f]	12,132
	Zendesk, Inc., Convertible
28,000	0.250%, 3/15/2023[f]	30,245

	Total	493,898

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	3,973

	Total	3,973

Utilities (0.7%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,837
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,911
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,769
	Edison International
3,000	2.125%, 4/15/2020	2,941
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	3,984
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,875
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,f,g]	99,250
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,879
	Southern Company
3,000	2.350%, 7/1/2021	2,906

	Total	133,352

	Total Long-Term Fixed Income (cost $9,279,395)	9,104,862

Shares	Registered Investment Companies (24.1%)
Affiliated Fixed Income Holdings (9.7%)
203,184	Thrivent Core Emerging Markets
	Debt Fund	1,861,162

	Total	1,861,162

Equity Funds/Exchange Traded Funds (5.0%)
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	140,082
255	Altaba, Inc.[i]	18,669
15,751	BlackRock Enhanced Equity Dividend Trust	144,594
12,379	BlackRock Resources & Commodities Strategy Trust	115,001
4,365	Cohen & Steers Quality Income Realty Fund, Inc.	52,467
5,408	Cohen & Steers REIT & Preferred Income Fund, Inc.	105,023
3,500	John Hancock Tax-Advantaged Dividend Income Fund	81,795
10,675	Neuberger Berman MLP Income Fund, Inc.	93,620
3,395	Reaves Utility Income Fund	98,150
13,429	Voya Global Equity Dividend & Premium Opportunity Fund	98,703

	Total	948,104

Fixed Income Funds/Exchange Traded Funds (9.4%)
6,225	AllianceBernstein Global High Income Fund, Inc.	71,836
6,403	BlackRock Core Bond Trust	81,702
9,768	BlackRock Corporate High Yield Fund, Inc.	102,173
8,122	BlackRock Credit Allocation Income Trust	98,114
11,149	BlackRock Income Trust, Inc.	64,999
4,107	BlackRock Multi-Sector Income Trust	70,189
4,000	Brookfield Real Assets Income Fund, Inc.	90,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Registered Investment Companies (24.1%)	Value
Fixed Income Funds/Exchange Traded Funds (9.4%) - continued
2,555	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	$65,331
4,800	Eaton Vance Short Duration Diversified Income Fund	62,496
3,757	First Trust/Aberdeen Global Opportunity Income Fund	37,683
7,200	Invesco Dynamic Credit Opportunities Fund	83,664
20,721	Invesco Senior Income Trust	88,686
13,875	MFS Intermediate Income Trust	53,557
11,500	Nuveen Credit Strategies Income Fund	91,425
3,386	Nuveen Preferred and Income Term Fund	78,318
10,700	Nuveen Quality Preferred Income Fund II	94,267
5,737	PGIM Global Short Duration High Yield Fund, Inc.	78,367
4,500	Pimco Dynamic Credit And Mortgage Income Fund	106,065
11,950	Templeton Global Income Fund	73,373
725	Vanguard Short-Term Corporate Bond ETF	56,623
9,822	Wells Fargo Income Opportunities Fund	78,478
11,990	Western Asset High Income Fund II, Inc.	77,216
16,873	Western Asset High Income Opportunity Fund, Inc.	81,328

	Total	1,786,690

	Total Registered Investment Companies (cost $4,822,838)	4,595,956

Shares	Common Stock (5.4%)
Consumer Discretionary (0.6%)
5,250	Caesars Entertainment Corporation[i]	56,175
845	Carnival Corporation	48,427
5	Charter Communications, Inc.[i]	1,466
236	DISH Network Corporation[i]	7,932

	Total	114,000

Energy (2.8%)
550	Chevron Corporation	69,537
2,070	Enbridge, Inc.	73,878
3,300	Enterprise Products Partners, LP	91,311
1,000	Occidental Petroleum Corporation	83,680
1,134	Royal Dutch Shell plc ADR	78,507
900	Schlumberger, Ltd.	60,327
122	Whiting Petroleum Corporation[i]	6,432
2,765	Williams Companies, Inc.	74,959

	Total	538,631

Financials (0.4%)
647	Bank of America Corporation	18,239
2,900	Granite Point Mortgage Trust, Inc.	53,215
192	Wells Fargo & Company	10,644

	Total	82,098

Health Care (0.2%)
20	Danaher Corporation	1,974
1,007	Teva Pharmaceutical Industries, Ltd. ADR	$24,490

	Total	26,464

Industrials (<0.1%)
28	Dycom Industries, Inc.[i]	2,646

	Total	2,646

Information Technology (1.0%)
380	Intel Corporation	18,890
60	Lam Research Corporation	10,371
2,246	Micron Technology, Inc.[i]	117,780
115	NVIDIA Corporation	27,244
209	NXP Semiconductors NVi	22,837

	Total	197,122

Real Estate (0.4%)
600	Crown Castle International Corporation	64,692

	Total	64,692

	Total Common Stock (cost $997,252)	1,025,653

Shares	Preferred Stock (3.3%)
Consumer Staples (0.6%)
4,000	CHS, Inc., 6.750%[b,g]	105,840

	Total	105,840

Energy (0.9%)
10,535	Crestwood Equity Partners, LP, 9.250%[g,i]	103,243
2,450	NuStar Logistics, LP, 9.082%[b]	62,132

	Total	165,375

Financials (1.3%)
2,000	Citigroup Capital XIII, 8.729%[b]	54,200
2,085	Federal National Mortgage Association, 0.000%[g,i]	13,177
70	First Tennessee Bank NA, 3.750%[b,f,g]	54,950
1,300	GMAC Capital Trust I, 8.128%[b]	34,190
2,000	Morgan Stanley, 5.850%[b,g]	51,380
40	Wells Fargo & Company, Convertible, 7.500%[g]	50,379

	Total	258,276

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.75%[g]	59,999

	Total	59,999

Utilities (0.2%)
1,550	Entergy Arkansas, Inc., 4.875%	37,882

	Total	37,882

	Total Preferred Stock (cost $624,592)	627,372

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 29, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.5%)	Value
99,038	Thrivent Cash Management Trust	$99,038

	Total Collateral Held for Securities Loaned (cost $99,038)	99,038

Shares or Principal Amount	Short-Term Investments (6.2%)
	Federal Home Loan Bank Discount Notes
100,000	1.905%, 8/23/2018[j,k]	99,723
	Thrivent Core Short-Term Reserve Fund
108,155	2.290%	1,081,546

	Total Short-Term Investments (cost $1,181,260)	1,181,269

	Total Investments (cost $19,998,609) 102.8%	$19,608,087

	Other Assets and Liabilities, Net (2.8%)	(539,723)

	Total Net Assets 100.0%	$19,068,364

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2018, the value of these investments was $4,330,531 or 22.7% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of June 29, 2018:

Securities Lending Transactions

Taxable Debt Security	$96,544

Total lending	$96,544
Gross amount payable upon return of collateral for securities loaned	$99,038

Net amounts due to counterparty	$2,494

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers, or persons performing similar functions, are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2018	THRIVENT MUTUAL FUNDS

By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 27, 2018	By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date: August 27, 2018	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)